UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%
Consumer Discretionary—13.6%
Big Lots, Inc.	54,770	$3,075
Hanesbrands, Inc.	238,840	4,994
Mattel, Inc.	131,590	2,024
Target Corp.	79,800	5,207
TJX Cos., Inc. (The)	60,330	4,613

		19,913

Consumer Staples—11.1%
Conagra Brands, Inc.	207,220	7,806
Koninklijke Ahold Delhaize N.V. Sponsored ADR	238,276	5,244
Lamb Weston Holdings, Inc.	55,690	3,144

		16,194

Energy—11.4%
Devon Energy Corp.	101,940	4,220
Occidental Petroleum Corp.	79,970	5,891
ONEOK, Inc.	121,870	6,514

		16,625

Health Care—3.6%
Perrigo Co., plc	59,580	5,193

Industrials—21.4%
Arconic, Inc.	151,880	4,139
HD Supply Holdings, Inc.(1)	139,520	5,585
Johnson Controls International plc	155,983	5,944
Owens Corning	43,080	3,961
Raytheon Co.	33,380	6,270
Republic Services, Inc.	79,852	5,399

		31,298

Materials—25.9%
Allegheny Technologies, Inc.(1)	181,180	4,374
Ball Corp.	122,228	4,626
Crown Holdings, Inc.(1)	88,500	4,978
DowDuPont, Inc.	105,540	7,517
FMC Corp.	39,320	3,722
International Paper Co.	80,516	4,665
Owens-Illinois, Inc.(1)	226,110	5,013
Sealed Air Corp.	59,920	2,954

		37,849

	SHARES	VALUE
Real Estate—7.6%
GGP, Inc.	117,950	$2,759
Macerich Co. (The)	45,430	2,984
VEREIT, Inc.	192,610	1,500
Weyerhaeuser Co.	110,920	3,911

		11,154

Utilities—4.1%
Dominion Energy, Inc.	74,050	6,002

TOTAL COMMON STOCKS (Identified Cost $86,696)		144,228

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $86,696)		144,228

SHORT-TERM INVESTMENT—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	2,291,579	2,292

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,292)		2,292

TOTAL INVESTMENTS—100.3% (Identified Cost $88,988)		146,520
Other assets and liabilities, net—(0.3)%		(482)

NET ASSETS—100.0%		$146,038

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	92%
Ireland	4
Netherlands	4

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$144,228	$144,228
Short-Term Investment	2,292	2,292

Total Investments	$146,520	$146,520

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—23.7%
Amazon.com, Inc.(1)	20,142	$23,555
Ctrip.com International Ltd. ADR(1)	175,890	7,757
Home Depot, Inc. (The)	59,425	11,263
Las Vegas Sands Corp.	219,363	15,243
McDonald’s Corp.	44,490	7,658
MercadoLibre, Inc.	8,800	2,769
Netflix, Inc.(1)	69,580	13,356
NIKE, Inc. Class B	156,640	9,798
Priceline Group, Inc. (The)(1)	3,856	6,701
Ross Stores, Inc.	120,396	9,662
Starbucks Corp.	167,401	9,614

		117,376

Consumer Staples—6.2%
Monster Beverage Corp.(1)	302,773	19,163
Philip Morris International, Inc.	108,267	11,438

		30,601

Energy—4.5%
Cabot Oil & Gas Corp.	320,421	9,164
Core Laboratories N.V.	50,619	5,545
Pioneer Natural Resources Co.	44,830	7,749

		22,458

Financials—6.4%
Bank of America Corp.	586,490	17,313
Charles Schwab Corp. (The)	148,538	7,630
MarketAxess Holdings, Inc.	32,880	6,634

		31,577

Health Care—7.6%
BioMarin Pharmaceutical, Inc.(1)	77,956	6,951
Danaher Corp.	81,032	7,521
HealthEquity, Inc.(1)	99,730	4,654
Illumina, Inc.(1)	36,500	7,975
Zoetis, Inc.	144,607	10,418

		37,519

Industrials—6.5%
Caterpillar, Inc.	66,430	10,468
Kansas City Southern	67,520	7,104
Rockwell Automation, Inc.	25,790	5,064

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	38,069	$9,860

		32,496

Information Technology—42.4%
Accenture plc Class A	55,958	8,567
Activision Blizzard, Inc.	133,500	8,453
Alibaba Group Holding Ltd. Sponsored ADR(1)	173,070	29,843
Alphabet, Inc. Class A(1)	7,997	8,424
Amphenol Corp. Class A	172,058	15,107
CoStar Group, Inc.(1)	23,521	6,985
Facebook, Inc. Class A(1)	267,240	47,157
Gartner, Inc.(1)	44,020	5,421
NVIDIA Corp.	85,350	16,515
Paycom Software, Inc.(1)	107,742	8,655
Tencent Holdings Ltd. ADR	260,710	13,536
Visa, Inc. Class A	173,304	19,760
Workday, Inc. Class A(1)	97,611	9,931
Yandex N.V. Class A(1)	355,794	11,652

		210,006

Materials—2.1%
Ecolab, Inc.	76,226	10,228

TOTAL COMMON STOCKS (Identified Cost $262,464)		492,261

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $262,464)		492,261

SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	3,687,393	3,687

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,687)		3,687

TOTAL INVESTMENTS—100.1% (Identified Cost $266,151)		495,948
Other assets and liabilities, net—(0.1)%		(532)

NET ASSETS—100.0%		$495,416

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	87%
China	10
Russia	3

Total	100%

†	% of total investments as of December 31, 2017

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$492,261	$492,261
Short-Term Investment	3,687	3,687

Total Investments	$495,948	$495,948

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%
Consumer Discretionary—5.2%
Compass Group plc Sponsored ADR	26,888	$590
Las Vegas Sands Corp.	32,830	2,282

		2,872

Consumer Staples—8.8%
Altria Group, Inc.	29,440	2,102
British American Tobacco plc Sponsored ADR	11,260	754
Coca-Cola Co. (The)	17,530	804
Imperial Brands plc Sponsored ADR	28,720	1,226

		4,886

Energy—9.6%
Royal Dutch Shell plc Class B Sponsored ADR	36,740	2,509
TOTAL S.A. Sponsored ADR	25,360	1,402
Vermilion Energy, Inc.	39,650	1,440

		5,351

Financials—19.0%
Bank of Hawaii Corp.	8,649	741
CI Financial Corp.	38,127	903
HSBC Holdings plc Sponsored ADR	38,290	1,977
Royal Bank of Canada	23,460	1,916
SCOR SE Sponsored ADR	462,690	1,879
Tokio Marine Holdings, Inc.	20,500	935
Zurich Insurance Group AG ADR	72,157	2,194

		10,545

Health Care—8.1%
AstraZeneca plc Sponsored ADR	50,460	1,751
GlaxoSmithKline plc Sponsored ADR	41,726	1,480
Sonic Healthcare Ltd. Sponsored ADR	46,530	830
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	15,390	438

		4,499

Industrials—6.2%
ABB Ltd. Registered Shares	33,610	901
BAE Systems plc Sponsored ADR	42,800	1,335
Waste Management, Inc.	14,258	1,230

		3,466

Information Technology—5.4%
Analog Devices, Inc.	8,090	720

	SHARES	VALUE
Information Technology—(continued)
Cisco Systems, Inc.	24,460	$937
Microchip Technology, Inc.	7,730	679
Paychex, Inc.	10,240	697

		3,033

Materials—3.0%
BASF SE Sponsored ADR	34,160	938
RPM International, Inc.	13,690	718

		1,656

Real Estate—8.7%
Crown Castle International Corp.	17,370	1,928
Lamar Advertising Co. Class A	18,770	1,394
Realty Income Corp.	26,200	1,494

		4,816

Telecommunication Services—14.0%
AT&T, Inc.	46,709	1,816
BCE, Inc.	39,690	1,906
Spark New Zealand Ltd.	690,000	1,775
Vodafone Group plc Sponsored ADR	72,506	2,313

		7,810

Utilities—8.8%
Duke Energy Corp.	21,890	1,841
Fortis, Inc.	44,570	1,634
WEC Energy Group, Inc.	21,150	1,405

		4,880

TOTAL COMMON STOCKS (Identified Cost $49,052)		53,814

TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $49,052)		53,814

SHORT-TERM INVESTMENT—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)	1,587,789	1,588

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,588)		1,588

See Notes to Schedules of Investments

1

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

TOTAL INVESTMENTS—99.7% (Identified Cost $50,640)	55,402
Other assets and liabilities, net—0.3%	158

NET ASSETS—100.0%	$55,560

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	40%
United Kingdom	25
Canada	14
France	6
Switzerland	6
Japan	3
New Zealand	3
Other	3

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$53,814	$53,814
Short-Term Investment	1,588	1,588

Total Investments	$55,402	$55,402

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.5%
Consumer Discretionary—10.6%
Ross Stores, Inc.	45,954	$3,688
Tractor Supply Co.	84,400	6,309
Wynn Resorts Ltd.	22,422	3,780

		13,777

Consumer Staples—5.6%
Monster Beverage Corp.(1)	114,149	7,224

Energy—3.3%
Core Laboratories N.V.	38,835	4,254

Financials—14.6%
Bank of The Ozarks, Inc.	111,750	5,415
First Financial Bankshares, Inc.	56,965	2,566
Houlihan Lokey, Inc.	70,400	3,198
Moody’s Corp.	18,885	2,788
Signature Bank(1)	36,254	4,976

		18,943

Health Care—14.9%
Cooper Cos., Inc. (The)	17,558	3,826
Globus Medical, Inc. Class A(1)	177,310	7,287
West Pharmaceutical Services, Inc.	25,350	2,501
Zoetis, Inc.	78,624	5,664

		19,278

Industrials—22.0%
AMETEK, Inc.	94,250	6,830
Exponent, Inc.	31,740	2,257
Graco, Inc.	109,365	4,946
Lennox International, Inc.	19,400	4,040
Nordson Corp.	33,567	4,914
WABCO Holdings, Inc.(1)	38,255	5,490

		28,477

Information Technology—20.3%
Amphenol Corp. Class A	61,233	5,376
Aspen Technology, Inc.(1)	76,442	5,061
Broadridge Financial Solutions, Inc.	49,510	4,485
Intuit, Inc.	26,481	4,178
Manhattan Associates, Inc.(1)	84,200	4,171
Skyworks Solutions, Inc.	31,810	3,020

		26,291

	SHARES	VALUE
Materials—4.2%
Axalta Coating Systems Ltd.(1)	78,600	$2,544
International Flavors & Fragrances, Inc.	18,839	2,875

		5,419

TOTAL COMMON STOCKS (Identified Cost $93,615)		123,663

TOTAL LONG TERM INVESTMENTS—95.5% (Identified Cost $93,615)		123,663

SHORT-TERM INVESTMENT—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	5,455,623	5,456

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,456)		5,456

TOTAL INVESTMENTS—99.7% (Identified Cost $99,071)		129,119
Other assets and liabilities, net—0.3%		342

NET ASSETS—100.0%		$129,461

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$123,663	$123,663
Short-Term Investment	5,456	5,456

Total Investments	$129,119	$129,119

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—23.2%
Ctrip.com International Ltd. ADR(1)	48,365	$2,133
Domino’s Pizza, Inc.	14,185	2,680
Expedia, Inc.	11,511	1,379
MercadoLibre, Inc.	7,815	2,459
Netflix, Inc.(1)	23,580	4,527
Pool Corp.	24,935	3,233
Ross Stores, Inc.	29,125	2,337
Wynn Resorts Ltd.	22,720	3,830

		22,578

Consumer Staples—9.2%
Brown-Forman Corp. Class B	40,670	2,793
McCormick & Co., Inc.	14,560	1,484
Monster Beverage Corp.(1)	74,580	4,720

		8,997

Energy—3.3%
Cabot Oil & Gas Corp.	56,815	1,625
Core Laboratories N.V.	14,190	1,555

		3,180

Financials—7.2%
MarketAxess Holdings, Inc.	18,160	3,664
Northern Trust Corp.	17,550	1,753
Vantiv, Inc. Class A(1)	21,500	1,581

		6,998

Health Care—14.2%
BioMarin Pharmaceutical, Inc.(1)	17,050	1,520
Diplomat Pharmacy, Inc.(1)	75,180	1,509
HealthEquity, Inc.(1)	58,280	2,719
Illumina, Inc.(1)	10,475	2,289
Juno Therapeutics, Inc.(1)	31,540	1,442
Mettler-Toledo International, Inc.(1)	1,540	954
Teladoc, Inc.(1)	33,830	1,179
Zoetis, Inc.	31,400	2,262

		13,874

Industrials—6.2%
Kansas City Southern	13,200	1,389
Middleby Corp. (The)(1)	8,355	1,128
Rockwell Automation, Inc.	8,100	1,590

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	7,610	$1,971

		6,078

Information Technology—34.7%
Amphenol Corp. Class A	39,245	3,446
Appian Corp.(1)	40,000	1,259
Autohome, Inc. ADR(1)	47,700	3,085
Cargurus, Inc.(1)	35,774	1,072
CoStar Group, Inc.(1)	5,530	1,642
Ellie Mae, Inc.(1)	35,480	3,172
Fair Isaac Corp.	10,260	1,572
FleetCor Technologies, Inc.(1)	11,090	2,134
Gartner, Inc.(1)	23,435	2,886
MuleSoft, Inc. Class A(1)	39,638	922
Okta, Inc.(1)	43,925	1,125
Paycom Software, Inc.(1)	31,080	2,497
Teradyne, Inc.	38,880	1,628
Workday, Inc. Class A(1)	23,960	2,438
Yandex N.V. Class A(1)	84,535	2,768
Yelp, Inc.(1)	50,990	2,139

		33,785

Materials—1.7%
Ball Corp.	43,640	1,652

TOTAL COMMON STOCKS (Identified Cost $56,324)		97,142

TOTAL LONG TERM INVESTMENTS—99.7% (Identified Cost $56,324)		97,142

SHORT-TERM INVESTMENT—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	404,447	404

TOTAL SHORT-TERM INVESTMENT (Identified Cost $404)		404

See Notes to Schedules of Investments

1

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

TOTAL INVESTMENTS—100.1% (Identified Cost $56,728)	97,546
Other assets and liabilities, net—(0.1)%	(140)

NET ASSETS—100.0%	$97,406

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	92%
China	5
Russia	3

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$97,142	$97,142
Short-Term Investment	404	404

Total Investments	$97,546	$97,546

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.0%
Consumer Discretionary—6.6%
Fox Factory Holding Corp.(1)	699,537	$27,177
Pool Corp.	214,090	27,757

		54,934

Consumer Staples—2.0%
PriceSmart, Inc.	194,200	16,721

Energy—4.7%
Core Laboratories N.V.	103,600	11,349
Dril-Quip, Inc.(1)	586,740	27,988

		39,337

Financials—16.2%
Artisan Partners Asset Management, Inc. Class A	593,000	23,423
FactSet Research Systems, Inc.	133,740	25,780
MarketAxess Holdings, Inc.	128,332	25,891
Moelis & Co. Class A	143,693	6,969
Primerica, Inc.	427,800	43,443
RLI Corp.	157,908	9,579

		135,085

Health Care—3.0%
Abaxis, Inc.	496,400	24,582

Industrials—29.6%
Copart, Inc.(1)	1,032,500	44,594
Donaldson Co., Inc.	351,300	17,196
Graco, Inc.	663,600	30,008
Old Dominion Freight Line, Inc.	304,530	40,061
RBC Bearings, Inc.(1)	190,748	24,110
Teledyne Technologies, Inc.(1)	219,800	39,817
Toro Co. (The)	214,580	13,997
WABCO Holdings, Inc.(1)	256,950	36,872

		246,655

Information Technology—24.1%
Aspen Technology, Inc.(1)	449,500	29,757
Autohome, Inc. ADR(1)	1,041,810	67,374
CDW Corp.	558,900	38,838
Jack Henry & Associates, Inc.	162,000	18,948
Manhattan Associates, Inc.(1)	236,320	11,707

	SHARES	VALUE
Information Technology—(continued)
Rightmove plc	570,000	$34,631

		201,255

Materials—1.5%
AptarGroup, Inc.	142,300	12,278

Real Estate—4.3%
HFF, Inc. Class A	738,100	35,901

TOTAL COMMON STOCKS (Identified Cost $519,706)		766,748

TOTAL LONG TERM INVESTMENTS—92.0% (Identified Cost $519,706)		766,748

SHORT-TERM INVESTMENT—7.5%
Money Market Mutual Fund—7.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	62,915,495	62,915

TOTAL SHORT-TERM INVESTMENT (Identified Cost $62,915)		62,915

TOTAL INVESTMENTS—99.5% (Identified Cost $582,621)		829,663
Other assets and liabilities, net—0.5%		3,899

NET ASSETS—100.0%		$833,562

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	88%
China	8
United Kingdom	4

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$766,748	$766,748
Short-Term Investment	62,915	62,915

Total Investments	$829,663	$829,663

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.8%
Consumer Discretionary—16.8%
Emerald Expositions Events, Inc.	1,920,700	$39,067
Fox Factory Holding Corp.(1)	2,756,878	107,105
MercadoLibre, Inc.	249,300	78,445
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,548,547	82,460

		307,077

Consumer Staples—5.3%
Chefs’ Warehouse, Inc. (The)(1)	2,615,700	53,622
PriceSmart, Inc.	495,200	42,636

		96,258

Financials—16.1%
FactSet Research Systems, Inc.	312,350	60,208
Financial Engines, Inc.	350,651	10,625
Interactive Brokers Group, Inc. Class A	1,491,416	88,307
MarketAxess Holdings, Inc.	265,500	53,565
Moelis & Co. Class A	281,194	13,638
Morningstar, Inc.	695,628	67,455

		293,798

Health Care—7.1%
Abaxis, Inc.	1,035,800	51,293
National Research Corp. Class A	1,677,713	62,578
U.S. Physical Therapy, Inc.	202,923	14,651

		128,522

Industrials—17.7%
AAON, Inc.	957,400	35,137
Copart, Inc.(1)	1,858,960	80,288
HEICO Corp. Class A	974,024	76,997
Old Dominion Freight Line, Inc.	649,600	85,455
Omega Flex, Inc.	635,514	45,382

		323,259

Information Technology—26.8%
ANSYS, Inc.(1)	445,100	65,692
Aspen Technology, Inc.(1)	1,156,000	76,527
Autohome, Inc. ADR(1)	2,330,000	150,681
Ellie Mae, Inc.(1)	532,250	47,583
Mesa Laboratories, Inc.	47,100	5,855
NVE Corp.	483,690	41,598
Paycom Software, Inc.(1)	327,300	26,292

	SHARES	VALUE
Information Technology—(continued)
Rightmove plc	1,220,000	$74,123

		488,351

TOTAL COMMON STOCKS (Identified Cost $1,199,362)		1,637,265

TOTAL LONG TERM INVESTMENTS—89.8% (Identified Cost $1,199,362)		1,637,265

SHORT-TERM INVESTMENT—10.1%
Money Market Mutual Fund—10.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	184,438,029	184,438

TOTAL SHORT-TERM INVESTMENT (Identified Cost $184,438)		184,438

TOTAL INVESTMENTS—99.9% (Identified Cost $1,383,800)		1,821,703
Other assets and liabilities, net—0.1%		2,475

NET ASSETS—100.0%		$1,824,178

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	88%
China	8
United Kingdom	4

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,637,265	$1,637,265
Short-Term Investment	184,438	184,438

Total Investments	$1,821,703	$1,821,703

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.3%
Consumer Discretionary—14.6%
Cheesecake Factory, Inc. (The)	423,700	$20,414
Cinemark Holdings, Inc.	442,800	15,418
Sally Beauty Holdings, Inc.(1)	535,000	10,037
Thor Industries, Inc.	155,700	23,467

		69,336

Consumer Staples—5.8%
National Beverage Corp.	190,004	18,514
WD-40 Co.	76,954	9,081

		27,595

Energy—3.6%
Core Laboratories N.V.	157,000	17,199

Financials—14.9%
Artisan Partners Asset Management, Inc. Class A	349,900	13,821
Bank of Hawaii Corp.	204,160	17,496
First Financial Bankshares, Inc.	257,060	11,581
Primerica, Inc.	157,563	16,000
RLI Corp.	189,312	11,484

		70,382

Health Care—5.4%
Anika Therapeutics, Inc.(1)	290,992	15,687
Patterson Cos., Inc.	274,900	9,932

		25,619

Industrials—20.1%
Graco, Inc.	318,981	14,424
Landstar System, Inc.	138,428	14,411
Lincoln Electric Holdings, Inc.	102,610	9,397
RBC Bearings, Inc.(1)	146,600	18,530
SiteOne Landscape Supply, Inc.(1)	309,360	23,728
Watsco, Inc.	86,633	14,731

		95,221

Information Technology—13.9%
American Software, Inc. Class A	459,391	5,343
Badger Meter, Inc.	325,434	15,556
Cass Information Systems, Inc.	236,080	13,742
Cognex Corp.	173,572	10,616
Jack Henry & Associates, Inc.	111,350	13,023

	SHARES	VALUE
Information Technology—(continued)
Manhattan Associates, Inc.(1)	152,120	$7,536

		65,816

Materials—4.1%
Scotts Miracle-Gro Co. (The)	183,201	19,601

Real Estate—10.9%
HFF, Inc. Class A	329,900	16,047
MGM Growth Properties LLC Class A	663,610	19,344
RE/MAX Holdings, Inc. Class A	333,920	16,195

		51,586

TOTAL COMMON STOCKS (Identified Cost $303,195)		442,355

TOTAL LONG TERM INVESTMENTS—93.3% (Identified Cost $303,195)		442,355

SHORT-TERM INVESTMENT—6.7%
Money Market Mutual Fund—6.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	31,944,289	31,944

TOTAL SHORT-TERM INVESTMENT (Identified Cost $31,944)		31,944

TOTAL INVESTMENTS—100.0% (Identified Cost $335,139)		474,299
Other assets and liabilities, net—0.0%		85

NET ASSETS—100.0%		$474,384

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$442,355	$442,355
Short-Term Investment	31,944	31,944

Total Investments	$474,299	$474,299

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.0%
Consumer Discretionary—12.5%
Advance Auto Parts, Inc.	637	$64
Amazon.com, Inc.(1)(2)	3,437	4,019
Aptiv plc	2,141	182
AutoZone, Inc.(1)	242	172
Best Buy Co., Inc.	2,287	157
BorgWarner, Inc.	1,710	87
CarMax, Inc.(1)	1,580	101
Carnival Corp.	3,515	233
CBS Corp. Class B	3,137	185
Charter Communications, Inc. Class A(1)	1,733	582
Chipotle Mexican Grill, Inc.(1)	216	62
Comcast Corp. Class A(2)	40,544	1,624
Darden Restaurants, Inc.	1,081	104
Discovery Communications, Inc. Class A(1)	1,219	27
Discovery Communications, Inc. Class C(1)	1,672	35
DISH Network Corp. Class A(1)	1,963	94
Dollar General Corp.	2,245	209
Dollar Tree, Inc.(1)	2,041	219
Expedia, Inc.	1,053	126
Foot Locker, Inc.	1,041	49
Ford Motor Co.(2)	33,711	421
Gap, Inc. (The)	1,895	65
Garmin Ltd.	985	59
General Motors Co.(2)	11,304	463
Genuine Parts Co.	1,266	120
Goodyear Tire & Rubber Co. (The)	2,170	70
H&R Block, Inc.	1,828	48
Hanesbrands, Inc.	3,141	66
Harley-Davidson, Inc.	1,486	76
Hasbro, Inc.	981	89
Hilton Worldwide Holdings, Inc.	1,760	141
Home Depot, Inc. (The)(2)	10,160	1,926
Horton (D.R.), Inc.	2,936	150
Interpublic Group of Cos., Inc. (The)	3,389	68
Kohl’s Corp.	1,453	79
L Brands, Inc.	2,151	130
Leggett & Platt, Inc.	1,157	55
Lennar Corp. Class A	1,751	111
LKQ Corp.(1)	2,662	108
Lowe’s Cos., Inc.(2)	7,277	676
Macy’s, Inc.	2,625	66

	SHARES	VALUE
Consumer Discretionary—(continued)
Marriott International, Inc. Class A	2,697	$366
Mattel, Inc.	3,022	46
McDonald’s Corp.(2)	6,981	1,202
MGM Resorts International	4,462	149
Michael Kors Holdings Ltd.(1)	1,307	82
Mohawk Industries, Inc.(1)	545	150
Netflix, Inc.(1)	3,722	714
Newell Brands, Inc.	4,224	131
News Corp. Class A	3,337	54
News Corp. Class B	950	16
NIKE, Inc. Class B(2)	11,325	708
Nordstrom, Inc.	1,003	48
Norwegian Cruise Line Holdings Ltd.(1)	1,534	82
O’Reilly Automotive, Inc.(1)	759	183
Omnicom Group, Inc.	1,989	145
Priceline Group, Inc. (The)(1)(2)	423	735
PulteGroup, Inc.	2,392	80
PVH Corp.	668	92
Ralph Lauren Corp.	488	51
Ross Stores, Inc.	3,355	269
Royal Caribbean Cruises Ltd.	1,483	177
Scripps Networks Interactive, Inc. Class A	828	71
Signet Jewelers Ltd.	555	31
Starbucks Corp.(2)	12,446	715
Tapestry, Inc.	2,436	108
Target Corp.(2)	4,708	307
Tiffany & Co.	880	91
Time Warner, Inc.(2)	6,704	613
TJX Cos., Inc. (The)	5,484	419
Tractor Supply Co.	1,092	82
TripAdvisor, Inc.(1)	876	30
Twenty-First Century Fox, Inc. Class A(2)	9,072	313
Twenty-First Century Fox, Inc. Class B(2)	3,785	129
Ulta Beauty, Inc.(1)	503	112
Under Armour, Inc. Class A(1)	1,465	21
Under Armour, Inc. Class C(1)	1,462	19
VF Corp.	2,816	208
Viacom, Inc. Class B	3,040	94
Walt Disney Co. (The)(2)	13,304	1,430
Whirlpool Corp.	629	106
Wyndham Worldwide Corp.	886	103
Wynn Resorts Ltd.	690	116

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	2,972	$243

		24,159

Consumer Staples—7.5%
Altria Group, Inc.(2)	14,938	1,067
Archer-Daniels-Midland Co.	4,439	178
Brown-Forman Corp. Class B	1,506	103
Campbell Soup Co.	1,520	73
Church & Dwight Co., Inc.	1,981	99
Clorox Co. (The)	1,021	152
Coca-Cola Co. (The)(2)	29,889	1,371
Colgate-Palmolive Co.(2)	6,858	517
Conagra Brands, Inc.	3,209	121
Constellation Brands, Inc. Class A	1,334	305
Costco Wholesale Corp.(2)	3,415	636
Coty, Inc. Class A	3,735	74
CVS Health Corp.(2)	7,915	574
Dr. Pepper Snapple Group, Inc.	1,406	137
Estee Lauder Cos., Inc. (The) Class A	1,728	220
General Mills, Inc.	4,472	265
Hershey Co. (The)	1,110	126
Hormel Foods Corp.	2,139	78
J.M. Smucker Co. (The)	874	109
Kellogg Co.	1,926	131
Kimberly-Clark Corp.	2,745	331
Kraft Heinz Co.(The)(2)	4,647	361
Kroger Co. (The)	7,006	192
McCormick & Co., Inc.	949	97
Molson Coors Brewing Co. Class B	1,407	116
Mondelez International, Inc. Class A(2)	11,738	502
Monster Beverage Corp.(1)	3,198	202
PepsiCo, Inc.(2)	11,122	1,334
Philip Morris International, Inc.(2)	12,093	1,278
Procter & Gamble Co. (The)(2)	19,854	1,824
Sysco Corp.	3,750	228
Tyson Foods, Inc. Class A	2,282	185
Wal-Mart Stores, Inc.(2)	11,397	1,125
Walgreens Boots Alliance, Inc.(2)	6,760	491

		14,602

Energy—5.6%
Anadarko Petroleum Corp.	4,363	234
Andeavor	1,124	129
Apache Corp.	2,966	125

	SHARES	VALUE
Energy—(continued)
Baker Hughes a GE Co.	3,333	$106
Cabot Oil & Gas Corp.	3,601	103
Chesapeake Energy Corp.(1)	6,649	26
Chevron Corp.(2)	14,754	1,847
Cimarex Energy Co.	742	91
Concho Resources, Inc.(1)	1,158	174
ConocoPhillips(2)	9,475	520
Devon Energy Corp.	4,093	169
EOG Resources, Inc.	4,496	485
EQT Corp.	1,867	106
Exxon Mobil Corp.(2)	32,992	2,760
Halliburton Co.(2)	6,757	330
Helmerich & Payne, Inc.	845	55
Hess Corp.	2,104	100
Kinder Morgan, Inc.(2)	14,948	270
Marathon Oil Corp.	6,618	112
Marathon Petroleum Corp.	3,942	260
National Oilwell Varco, Inc.	2,959	107
Newfield Exploration Co.(1)	1,551	49
Noble Energy, Inc.	3,788	110
Occidental Petroleum Corp.(2)	5,953	439
ONEOK, Inc.	2,958	158
Phillips 66	3,346	338
Pioneer Natural Resources Co.	1,325	229
Range Resources Corp.	1,674	29
Schlumberger Ltd.(2)	10,818	729
TechnipFMC plc	3,419	107
Valero Energy Corp.	3,439	316
Williams Cos., Inc. (The)	6,437	196

		10,809

Financials—15.1%
Affiliated Managers Group, Inc.	477	98
Aflac, Inc.	3,393	298
Allstate Corp. (The)(2)	3,106	325
American Express Co.(2)	6,324	628
American International Group, Inc.(2)	7,787	464
Ameriprise Financial, Inc.	1,281	217
AON plc	2,184	293
Assurant, Inc.	475	48
Bank of America Corp.(2)	84,573	2,497
Bank of New York Mellon Corp. (The)(2)	8,905	480
BB&T Corp.	6,953	346

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Berkshire Hathaway, Inc. Class B(1)(2)	16,585	$3,287
BlackRock, Inc.(2)	1,069	549
Brighthouse Financial, Inc.(1)(2)	835	49
Capital One Financial Corp.(2)	4,169	415
CBOE Global Markets, Inc.	965	120
Charles Schwab Corp. (The)	10,273	528
Chubb Ltd.	4,012	586
Cincinnati Financial Corp.	1,273	95
Citigroup, Inc.(2)	23,484	1,747
Citizens Financial Group, Inc.	4,281	180
CME Group, Inc.	2,930	428
Comerica, Inc.	1,505	131
Discover Financial Services	3,187	245
E*TRADE Financial Corp.(1)	2,348	116
Everest Re Group Ltd.	350	77
Fifth Third Bancorp	6,293	191
Franklin Resources, Inc.	2,814	122
Gallagher (Arthur J.) & Co.	1,537	97
Goldman Sachs Group, Inc. (The)(2)	3,101	790
Hartford Financial Services Group, Inc. (The)	3,107	175
Huntington Bancshares, Inc.	9,322	136
Intercontinental Exchange, Inc.	5,066	357
Invesco Ltd.	3,480	127
JPMorgan Chase & Co.(2)	30,331	3,244
KeyCorp	9,297	187
Leucadia National Corp.	2,702	72
Lincoln National Corp.	1,892	145
Loews Corp.	2,355	118
M&T Bank Corp.	1,299	222
Marsh & McLennan Cos., Inc.	4,414	359
MetLife, Inc.(2)	9,161	463
Moody’s Corp.	1,419	209
Morgan Stanley(2)	12,190	640
Nasdaq, Inc.	996	76
Navient Corp.	2,547	34
Northern Trust Corp.	1,835	183
People’s United Financial, Inc.	2,938	55
PNC Financial Services Group, Inc. (The)	4,131	596
Principal Financial Group, Inc.	2,295	162
Progressive Corp. (The)	4,990	281
Prudential Financial, Inc.	3,680	423
Raymond James Financial, Inc.	1,095	98
Regions Financial Corp.	10,221	177

	SHARES	VALUE
Financials—(continued)
S&P Global, Inc.	2,214	$375
State Street Corp.	3,213	314
SunTrust Banks, Inc.	4,112	266
Synchrony Financial	6,398	247
T. Rowe Price Group, Inc.	2,054	216
Torchmark Corp.	923	84
Travelers Cos., Inc. (The)	2,371	322
U.S. Bancorp(2)	13,698	734
Unum Group	1,926	106
Wells Fargo & Co.(2)	38,507	2,336
Willis Towers Watson plc	1,144	172
XL Group Ltd.	2,201	77
Zions Bancorporation	1,725	88

		29,323

Health Care—12.7%
Abbott Laboratories(2)	13,528	772
AbbVie, Inc.(2)	12,412	1,200
Aetna, Inc.	2,583	466
Agilent Technologies, Inc.	2,535	170
Alexion Pharmaceuticals, Inc.(1)	1,717	205
Align Technology, Inc.(1)	570	127
Allergan plc(2)	2,603	426
AmerisourceBergen Corp.	1,279	117
Amgen, Inc.(2)	5,681	988
Anthem, Inc.	2,045	460
Baxter International, Inc.	3,878	251
Becton, Dickinson & Co.	2,057	440
Biogen, Inc.(1)(2)	1,646	524
Boston Scientific Corp.(1)	10,633	264
Bristol-Myers Squibb Co.(2)	12,769	782
Cardinal Health, Inc.	2,497	153
Celgene Corp.(1)(2)	6,091	636
Centene Corp.(1)	1,361	137
Cerner Corp.(1)	2,486	167
Cigna Corp.	1,961	398
Cooper Cos., Inc. (The)	384	84
Danaher Corp.(2)	4,760	442
DaVita, Inc.(1)	1,182	85
DENTSPLY SIRONA, Inc.	1,811	119
Edwards Lifesciences Corp.(1)	1,622	183
Eli Lilly & Co.(2)	7,544	637
Envision Healthcare Corp.(1)	886	31

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Express Scripts Holding Co.(1)	4,485	$335
Gilead Sciences, Inc.(2)	10,168	728
HCA Healthcare, Inc.(1)	2,222	195
Henry Schein, Inc.(1)	1,252	87
Hologic, Inc.(1)	2,213	95
Humana, Inc.	1,120	278
IDEXX Laboratories, Inc.(1)	689	108
Illumina, Inc.(1)	1,128	246
Incyte Corp.(1)	1,347	128
Intuitive Surgical, Inc.(1)	868	317
IQVIA Holdings, Inc.(1)	1,180	115
Johnson & Johnson(2)	20,897	2,920
Laboratory Corp. of America Holdings(1)	804	128
McKesson Corp.	1,627	254
Medtronic plc(2)	10,547	852
Merck & Co., Inc.(2)	21,296	1,198
Mettler-Toledo International, Inc.(1)	202	125
Mylan NV(1)	4,232	179
Patterson Cos., Inc.	574	21
PerkinElmer, Inc.	869	63
Perrigo Co., plc	1,047	91
Pfizer, Inc.(2)	46,466	1,683
Quest Diagnostics, Inc.	1,077	106
Regeneron Pharmaceuticals, Inc.(1)	592	223
ResMed, Inc.	1,122	95
Stryker Corp.	2,504	388
Thermo Fisher Scientific, Inc.	3,116	592
UnitedHealth Group, Inc.(2)	7,528	1,660
Universal Health Services, Inc. Class B	685	78
Varian Medical Systems, Inc.(1)	724	80
Vertex Pharmaceuticals, Inc.(1)	1,954	293
Waters Corp.(1)	630	122
Zimmer Biomet Holdings, Inc.	1,596	193
Zoetis, Inc.	3,803	274

		24,514

Industrials—9.5%
3M Co.(2)	4,647	1,094
A.O. Smith Corp.	1,155	71
Acuity Brands, Inc.	319	56
Alaska Air Group, Inc.	966	71
Allegion plc	749	60
American Airlines Group, Inc.	3,420	178

	SHARES	VALUE
Industrials—(continued)
AMETEK, Inc.	1,821	$132
Arconic, Inc.	3,293	90
Boeing Co. (The)(2)	4,326	1,276
Caterpillar, Inc.(2)	4,601	725
Cintas Corp.	674	105
CSX Corp.	7,111	391
Cummins, Inc.	1,213	214
Deere & Co.	2,490	390
Delta Air Lines, Inc.	5,166	289
Dover Corp.	1,228	124
Eaton Corp. plc	3,444	272
Emerson Electric Co.(2)	4,975	347
Equifax, Inc.	950	112
Expeditors International of Washington, Inc.	1,426	92
Fastenal Co.	2,272	124
FedEx Corp.(2)	1,922	480
Flowserve Corp.	1,022	43
Fluor Corp.	1,104	57
Fortive Corp.	2,406	174
Fortune Brands Home & Security, Inc.	1,215	83
General Dynamics Corp.(2)	2,168	441
General Electric Co.(2)	67,411	1,176
Harris Corp.	1,025	145
Honeywell International, Inc.(2)	5,936	910
Hunt (JB) Transport Services, Inc.	674	78
IHS Markit Ltd.(1)	2,867	129
Illinois Tool Works, Inc.	2,411	402
Ingersoll-Rand plc	2,001	179
Jacobs Engineering Group, Inc.	950	63
Johnson Controls International plc	7,224	275
Kansas City Southern	831	87
L3 Technologies, Inc.	617	122
Lockheed Martin Corp.(2)	1,951	626
Masco Corp.	2,514	110
Nielsen Holdings plc	2,650	96
Norfolk Southern Corp.	2,238	324
Northrop Grumman Corp.	1,356	416
PACCAR, Inc.	2,700	192
Parker-Hannifin Corp.	1,024	204
Pentair plc	1,303	92
Quanta Services, Inc.(1)	1,169	46
Raytheon Co.(2)	2,260	425
Republic Services, Inc.	1,807	122

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Robert Half International, Inc.	995	$55
Robinson (C.H.) Worldwide, Inc.	1,107	99
Rockwell Automation, Inc.	986	194
Rockwell Collins, Inc.	1,282	174
Roper Technologies, Inc.	787	204
Snap-on, Inc.	454	79
Southwest Airlines Co.	4,267	279
Stanley Black & Decker, Inc.	1,178	200
Stericycle, Inc.(1)	668	45
Textron, Inc.	2,089	118
TransDigm Group, Inc.	381	105
Union Pacific Corp.(2)	6,232	836
United Continental Holdings, Inc.(1)	2,040	138
United Parcel Service, Inc. Class B(2)	5,363	639
United Rentals, Inc.(1)	667	115
United Technologies Corp.(2)	5,784	738
Verisk Analytics, Inc.(1)	1,226	118
W.W. Grainger, Inc.	414	98
Waste Management, Inc.	3,134	270
Xylem, Inc.	1,417	97

		18,311

Information Technology—24.0%
Accenture plc Class A(2)	5,290	810
Activision Blizzard, Inc.	6,474	410
Adobe Systems, Inc.(1)	4,225	740
Advanced Micro Devices, Inc.(1)	6,897	71
Akamai Technologies, Inc.(1)	1,505	98
Alliance Data Systems Corp.	411	104
Alphabet, Inc. Class A(1)(2)	2,549	2,685
Alphabet, Inc. Class C(1)(2)	2,582	2,702
Amphenol Corp. Class A	2,604	229
Analog Devices, Inc.	3,138	279
ANSYS, Inc.(1)	738	109
Apple, Inc.(2)	44,177	7,476
Applied Materials, Inc.	9,140	467
Autodesk, Inc.(1)	1,860	195
Automatic Data Processing, Inc.	3,805	446
Broadcom Ltd.	3,481	894
CA, Inc.	2,739	91
Cadence Design Systems, Inc.(1)	2,367	99
Cisco Systems, Inc.(2)	42,781	1,638
Citrix Systems, Inc.(1)	1,224	108

	SHARES	VALUE
Information Technology—(continued)
Cognizant Technology Solutions Corp. Class A	5,057	$359
Corning, Inc.	7,691	246
CSRA, Inc.	1,443	43
DXC Technology Co.	2,413	229
eBay, Inc.(1)	8,514	321
Electronic Arts, Inc.(1)	2,635	277
F5 Networks, Inc.(1)	565	74
Facebook, Inc. Class A(1)(2)	20,273	3,577
Fidelity National Information Services, Inc.	2,835	267
Fiserv, Inc.(1)	1,790	235
FLIR Systems, Inc.	1,201	56
Gartner, Inc.(1)	786	97
Global Payments, Inc.	1,330	133
Hewlett Packard Enterprise Co.	13,913	200
HP, Inc.	14,274	300
Intel Corp.(2)	40,204	1,856
International Business Machines Corp.(2)	7,416	1,138
Intuit, Inc.	2,081	328
Juniper Networks, Inc.	3,336	95
KLA-Tencor Corp.	1,366	144
Lam Research Corp.	1,386	255
Mastercard, Inc. Class A(2)	7,991	1,209
Microchip Technology, Inc.	2,002	176
Micron Technology, Inc.(1)	9,565	393
Microsoft Corp.(2)	65,876	5,635
Motorola Solutions, Inc.	1,424	129
NetApp, Inc.	2,366	131
NVIDIA Corp.	5,144	995
Oracle Corp.(2)	25,839	1,222
Paychex, Inc.	2,707	184
PayPal Holdings, Inc.(1)(2)	9,680	713
Qorvo, Inc.(1)	1,113	74
QUALCOMM, Inc.(2)	12,645	810
Red Hat, Inc.(1)	1,505	181
salesforce.com, Inc.(1)	5,846	598
Seagate Technology plc	2,453	103
Skyworks Solutions, Inc.	1,556	148
Symantec Corp.	5,349	150
Synopsys, Inc.(1)	1,304	111
TE Connectivity Ltd.	3,018	287
Texas Instruments, Inc.(2)	8,475	885
Total System Services, Inc.	1,448	115
VeriSign, Inc.(1)	726	83

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Visa, Inc. Class A(2)	15,652	$1,785
Western Digital Corp.	2,506	199
Western Union Co. (The)	3,863	73
Xerox Corp.	1,866	54
Xilinx, Inc.	2,165	146

		46,470

Materials—2.7%
Air Products & Chemicals, Inc.	1,697	278
Albemarle Corp.	860	110
Avery Dennison Corp.	689	79
Ball Corp.	2,739	104
CF Industries Holdings, Inc.	1,816	77
DowDuPont, Inc.(2)	18,167	1,294
Eastman Chemical Co.	1,128	105
Ecolab, Inc.	2,028	272
FMC Corp.	1,045	99
Freeport-McMoRan, Inc.(1)	10,476	199
International Flavors & Fragrances, Inc.	615	94
International Paper Co.	3,215	186
LyondellBasell Industries N.V. Class A	2,527	279
Martin Marietta Materials, Inc.	489	108
Monsanto Co.(2)	3,420	399
Mosaic Co. (The)	2,733	70
Newmont Mining Corp.	4,151	156
Nucor Corp.	2,488	158
Packaging Corp. of America	734	89
PPG Industries, Inc.	1,997	233
Praxair, Inc.	2,228	345
Sealed Air Corp.	1,405	69
Sherwin-Williams Co. (The)	640	262
Vulcan Materials Co.	1,030	132
WestRock Co.	1,978	125

		5,322

Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	720	94
American Tower Corp.	3,342	477
Apartment Investment & Management Co. Class A	1,208	53
AvalonBay Communities, Inc.	1,062	189
Boston Properties, Inc.	1,188	154
CBRE Group, Inc. Class A(1)	2,315	100
Crown Castle International Corp.	3,160	351

	SHARES	VALUE
Real Estate—(continued)
Digital Realty Trust, Inc.	1,614	$184
Duke Realty Corp.	2,737	74
Equinix, Inc.	604	274
Equity Residential	2,822	180
Essex Property Trust, Inc.	507	122
Extra Space Storage, Inc.	968	85
Federal Realty Investment Trust	556	74
GGP, Inc.	4,794	112
HCP, Inc.	3,607	94
Host Hotels & Resorts, Inc.	5,691	113
Iron Mountain, Inc.	2,112	80
Kimco Realty Corp.	3,274	59
Macerich Co. (The)	837	55
Mid-America Apartment Communities, Inc.	874	88
Prologis, Inc.	4,197	271
Public Storage	1,157	242
Realty Income Corp.	2,108	120
Regency Centers Corp.	1,138	79
SBA Communications, Corp.(1)	926	151
Simon Property Group, Inc.(2)	2,420	416
SL Green Realty Corp.	761	77
UDR, Inc.	2,058	79
Ventas, Inc.	2,738	164
Vornado Realty Trust	1,328	104
Welltower, Inc.	2,836	181
Weyerhaeuser Co.	5,802	205

		5,101

Telecommunication Services—2.1%
AT&T, Inc.(2)	52,514	2,042
CenturyLink, Inc.	8,299	138
Verizon Communications, Inc.(2)	34,350	1,818

		3,998

Utilities—2.7%
AES Corp.	5,079	55
Alliant Energy Corp.	1,777	76
Ameren Corp.	1,861	110
American Electric Power Co., Inc.	3,815	281
American Water Works Co., Inc.	1,371	125
CenterPoint Energy, Inc.	3,308	94
CMS Energy Corp.	2,166	102
Consolidated Edison, Inc.	2,387	203
Dominion Energy, Inc.	5,003	406

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
DTE Energy Co.	1,379	$151
Duke Energy Corp.(2)	5,449	458
Edison International	2,571	163
Entergy Corp.	1,378	112
Eversource Energy	2,436	154
Exelon Corp.(2)	7,454	294
FirstEnergy Corp.	3,405	104
NextEra Energy, Inc.(2)	3,645	569
NiSource, Inc.	2,506	64
NRG Energy, Inc.	2,313	66
PG&E Corp.	3,952	177
Pinnacle West Capital Corp.	858	73
PPL Corp.	5,391	167
Public Service Enterprise Group, Inc.	3,895	201
SCANA Corp.	1,099	44
Sempra Energy	1,938	207
Southern Co. (The)(2)	7,782	374
WEC Energy Group, Inc.	2,426	161
Xcel Energy, Inc.	3,907	188

		5,179

TOTAL COMMON STOCKS (Identified Cost $166,759)		187,788

EXCHANGE-TRADED FUND(3)—1.6%
PowerShares S&P 500® High Beta Portfolio ETF	70,791	3,008

TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,868)		3,008

PURCHASED OPTIONS—0.1%

See the table on page 8 for the detailed information

Call Options—0.0%
Put Options—0.1%
TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $225)		157

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $169,627)		190,796

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(3)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	287,386	$287

TOTAL SHORT-TERM INVESTMENT (Identified Cost $287)		287

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.8% (Identified Cost $170,139)		191,240

WRITTEN OPTIONS—0.0%

See the table on page 8 for the detailed information

Call Options—0.0%
Put Options—(0.1)%
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $422)		(287)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.7% (Identified Cost $169,717)		190,953

Other assets and liabilities, net—1.3%		2,612

NET ASSETS—100.0%		$193,565

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Open Purchased Options contracts as of December 31, 2017, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	391	$109,480	$2,800	1/2/2018	$—
S&P 500® Index	195	54,405	2,790	1/3/2018	—
S&P 500® Index	261	72,558	2,780	1/5/2018	2
S&P 500® Index	196	54,488	2,780	1/8/2018	2
S&P 500® Index	195	54,210	2,780	1/10/2018	—
S&P 500® Index	196	54,586	2,785	1/12/2018	2
Put Options
S&P 500® Index	391	100,683	2,575	1/2/2018	12
S&P 500® Index	195	50,018	2,565	1/3/2018	12
S&P 500® Index	261	66,947	2,565	1/5/2018	19
S&P 500® Index	196	50,372	2,570	1/8/2018	22
S&P 500® Index	195	50,018	2,565	1/10/2018	38
S&P 500® Index	196	50,176	2,560	1/12/2018	48

Total Purchased Options					$157

Open Written Options contracts as of December 31, 2017, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	391	$107,721	$2,755	1/2/2018	$—
S&P 500® Index	195	53,430	2,740	1/3/2018	—
S&P 500® Index	261	71,253	2,730	1/5/2018	(3)
S&P 500® Index	196	53,508	2,730	1/8/2018	(6)
S&P 500® Index	195	53,235	2,730	1/10/2018	(8)
S&P 500® Index	196	53,606	2,735	1/12/2018	(6)
Put Options
S&P 500® Index	391	102,638	2,625	1/2/2018	(24)
S&P 500® Index	195	50,993	2,615	1/3/2018	(16)
S&P 500® Index	261	68,252	2,615	1/5/2018	(43)
S&P 500® Index	196	51,352	2,620	1/8/2018	(42)
S&P 500® Index	195	50,993	2,615	1/10/2018	(53)
S&P 500® Index	196	51,156	2,610	1/12/2018	(86)

Total Written Options					$(287)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$187,788	$187,788
Exchange-Traded Funds	3,008	3,008
Purchased Options	157	157
Short-Term Investment	287	287

Total Investments before Written Options	$191,240	$191,240

Written Options	$(287)	$(287)

Total Investments Net of Written Options	$190,953	$190,953

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Bond 2.500%, 2/15/46	$6,225	$5,917
U.S. Treasury Note 1.125%, 2/28/19	210	208

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,884)		6,125

MUNICIPAL BONDS—0.9%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,036
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	603
New York—0.4%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,560	1,826

TOTAL MUNICIPAL BONDS (Identified Cost $4,407)		4,465

FOREIGN GOVERNMENT SECURITIES—1.0%
Argentine Republic
7.500%, 4/22/26	505	571
7.625%, 4/22/46	195	220
Dominican Republic 144A 6.600%, 1/28/24(3)	335	376
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(3)	505	495
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	485	492
Republic of Costa Rica
144A, 4.375%, 4/30/25(3)	265	256
144A, 7.000%, 4/4/44(3)	335	346
Republic of Indonesia
144A, 3.700%, 1/8/22(3)	265	272
144A, 4.350%, 1/8/27(3)	520	550
Republic of South Africa
4.665%, 1/17/24	435	445
4.300%, 10/12/28	445	429
Republic of Turkey 7.375%, 2/5/25	268	309
Sultanate of Oman 144A 4.750%, 6/15/26(3)	250	243

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,843)		5,004

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—6.4%
Agency—2.4%
FHLMC
5.000%, 7/1/35	$148	$160
5.000%, 12/1/35	506	556
6.000%, 6/1/37	226	258
4.000%, 2/1/45	447	467
3.500%, 4/1/46	670	689
FNMA
4.000%, 7/1/19	2	2
6.000%, 12/1/32	39	44
6.000%, 11/1/34	310	351
5.500%, 4/1/36	4	4
5.500%, 9/1/36	161	179
6.500%, 5/1/37	269	312
6.000%, 9/1/37	14	16
5.000%, 3/1/38	174	188
5.500%, 4/1/38	155	172
5.500%, 6/1/38	183	204
6.000%, 8/1/38	78	88
5.000%, 9/1/39	209	229
5.500%, 9/1/39	1,118	1,233
4.500%, 9/1/40	427	464
3.500%, 8/1/42	636	657
3.500%, 12/1/42	662	684
3.500%, 12/1/45	144	148
3.500%, 1/1/46	735	756
4.000%, 1/1/46	606	634
3.000%, 12/1/46	855	855
3.500%, 1/1/47	1,277	1,313
4.000%, 4/1/47	665	696
3.500%, 7/1/47	410	422

		11,781

Non-Agency—4.0%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	615	653
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	130	139
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	885	905
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.593%, 6/25/33(2)	391	388

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 3.741%, 11/17/33(2)(3)	$243	$246
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(2)(3)	580	591
Banc of America Funding Trust
2004-B, 2A1, 3.776%, 11/20/34(2)	166	167
2005-1, 1A1, 5.500%, 2/25/35	218	218
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	116	118
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 3.572%, 5/25/34(2)	389	388
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	500	505
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	390	403
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	100	105
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	277	283
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	145	150
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	355	371
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	270	277
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.627%, 12/17/33(2)(3)	485	486
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A 3.074%, 5/27/47(2)(3)	120	120
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	152	143
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	270	272
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	118	119
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	498
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(3)	45	45
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	341	357

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	$300	$314
JPMorgan Chase Mortgage Trust
2004-A4, 2A1, 3.492%, 9/25/34(2)	340	344
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	359	364
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	381	385
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	247	245
2017-5, A1 144A, 3.188%, 10/25/48(2)(3)	727	733
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	252	256
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	192	181
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	241	248
MetLife Securitization Trust 2017-1A, M1 144A 3.601%, 4/25/55(2)(3)	100	103
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS, 4.266%, 11/15/46	275	290
2015-C22, AS, 3.561%, 4/15/48	685	689
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.397%, 8/15/34(2)(3)	437	438
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	524	534
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	374	383
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	183	186
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	432	457
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.277%, 3/25/35(2)	528	529
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	360	371
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	165	165
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	364	374
Sequoia Mortgage Trust 2013-8, B1 3.534%, 6/25/43(2)	174	173
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	385	388
2016-1, A1B 144A, 2.750%, 2/25/55(2)(3)	107	107
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	480	493
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,245	1,266

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	$293	$294
Verus Securitization Trust 2017-2A, A1 144A 2.485%, 7/25/47(2)(3)	453	453
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	460	460

		19,170

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $30,335)		30,951

ASSET-BACKED SECURITIES—2.9%
Auto Floor Plan—0.2%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.302%, 9/27/21(2)(3)	780	784
Automobiles—1.7%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(3)	445	445
AmeriCredit Automobile Receivables Trust 2014-1, D 2.540%, 6/8/20	705	707
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(3)	500	503
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	430	429
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	715	716
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	359	358
Drive Auto Receivables Trust 2015-DA, C 144A, 3.380%, 11/15/21(3)	552	555
2017-2, C, 2.750%, 9/15/23	525	526
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(3)	585	584
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(3)	615	623
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(3)	520	519
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(3)	420	417
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	530	528

	PAR VALUE	VALUE
Automobiles—(continued)
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(3)	$420	$419
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(3)	520	517
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	525	521

		8,367

Other—0.8%
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	430	433
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	395	394
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	396	393
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	282	281
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	450	452
Murray Hill Marketplace Trust 2016-LC1, A 144A 4.190%, 11/25/22(3)	44	44
MVW Owner Trust
2016-1A, A 144A, 2.250%, 12/20/33(3)	408	403
2017-1A, A 144A, 2.420%, 12/20/34(3)	505	500
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	440	441
Sierra Timeshare Receivables Funding LLC 2013-1A, A 144A 1.590%, 11/20/29(3)	88	88
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	446	454

		3,883

Student Loans—0.2%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	525	522
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(3)	171	171

		693

TOTAL ASSET-BACKED SECURITIES (Identified Cost $13,732)		13,727

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—18.4%
Consumer Discretionary—1.9%
Beazer Homes USA, Inc. 6.750%, 3/15/25	$350	$369
CalAtlantic Group, Inc. 5.250%, 6/1/26	380	402
Charter Communications Operating LLC 4.908%, 7/23/25	440	468
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	385	398
Discovery Communications LLC 3.950%, 3/20/28	415	413
Eldorado Resorts, Inc. 6.000%, 4/1/25	195	204
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	581
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	155	166
General Motors Financial Co., Inc.
4.200%, 3/1/21	235	244
3.450%, 4/10/22	85	86
Horton (D.R.), Inc. 4.750%, 2/15/23	550	587
L Brands, Inc. 6.875%, 11/1/35	187	189
Lear Corp. 3.800%, 9/15/27	525	525
Lennar Corp. 144A 4.750%, 11/29/27(3)	340	350
MDC Holdings, Inc. 5.500%, 1/15/24	390	411
PulteGroup, Inc. 6.375%, 5/15/33	320	358
QVC, Inc. 4.375%, 3/15/23	600	615
Scientific Games International, Inc.
6.625%, 5/15/21	295	305
144A, 5.000%, 10/15/25(3)	170	170
SFR Group S.A. 144A 7.375%, 5/1/26(3)	465	479
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(3)	365	366
TRI Pointe Group, Inc. 5.875%, 6/15/24	465	496
Vista Outdoor, Inc. 5.875%, 10/1/23	360	346
Wyndham Worldwide Corp.
5.100%, 10/1/25	560	587
4.500%, 4/1/27	120	122

		9,237

Consumer Staples—0.5%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	370	382
CVS Health Corp. 2.875%, 6/1/26	645	618
Flowers Foods, Inc. 4.375%, 4/1/22	600	636
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	435	418
Safeway, Inc. 7.250%, 2/1/31	335	280

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tops Holding LLC 144A 8.000%, 6/15/22(3)	$475	$257

		2,591

Energy—1.9%
Alta Mesa Holdings LP 7.875%, 12/15/24	185	203
Andeavor Logistics LP 4.250%, 12/1/27	435	438
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	280	303
Crestwood Midstream Partners LP 5.750%, 4/1/25	310	320
Enbridge Energy Partners LP
4.375%, 10/15/20	90	94
5.875%, 10/15/25	355	402
Energy Transfer Equity LP 4.250%, 3/15/23	390	387
Energy Transfer Partners LP 4.200%, 4/15/27	185	184
EP Energy LLC 144A 8.000%, 11/29/24(3)	175	181
FTS International, Inc. 6.250%, 5/1/22	185	179
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	358
HollyFrontier Corp. 5.875%, 4/1/26	475	528
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	761
MPLX LP 4.875%, 12/1/24	785	846
NGL Energy Partners LP 5.125%, 7/15/19	325	331
NuStar Logistics LP 5.625%, 4/28/27	405	412
Oasis Petroleum, Inc. 6.875%, 1/15/23	170	174
Parsley Energy LLC 144A 5.625%, 10/15/27(3)	390	399
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	255	256
7.375%, 1/17/27	575	633
Petroleos Mexicanos
6.875%, 8/4/26	430	487
144A, 6.500%, 3/13/27(3)	265	290
QEP Resources, Inc. 5.625%, 3/1/26	35	35
Range Resources Corp. 4.875%, 5/15/25	340	328
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	473

		9,002

Financials—5.7%
AerCap Ireland Capital DAC 3.650%, 7/21/27	570	564
Allstate Corp. (The) 5.750%, 8/15/53(4)	455	496
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	590	604
Ares Capital Corp.

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
4.875%, 11/30/18	$80	$82
3.875%, 1/15/20	221	225
3.500%, 2/10/23	180	177
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	595	572
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	200	196
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	440	483
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	645	629
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	465	524
Banco Santander Chile 144A 3.875%, 9/20/22(3)	430	447
Bancolombia S.A. 5.125%, 9/11/22	580	606
Bank of America Corp.
144A, 3.004%, 12/20/23(3)	607	608
4.200%, 8/26/24	910	958
Bank of Montreal 3.803%, 12/15/32	123	122
Brookfield Finance LLC 4.000%, 4/1/24	576	596
Capital One Financial Corp.
4.200%, 10/29/25	540	555
3.750%, 7/28/26	495	493
Citigroup, Inc. 4.050%, 7/30/22	600	624
Compass Bank 3.875%, 4/10/25	705	707
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	640	658
Discover Financial Services 3.950%, 11/6/24	570	582
FS Investment Corp.
4.250%, 1/15/20	525	534
4.750%, 5/15/22	115	118
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	875	970
ICAHN Enterprises LP 144A 6.375%, 12/15/25(3)	335	335
iStar, Inc.
6.000%, 4/1/22	165	171
5.250%, 9/15/22	120	121
Jefferies Group LLC
5.125%, 1/20/23	260	282
4.850%, 1/15/27	255	271
JPMorgan Chase & Co. 3.300%, 4/1/26	875	882
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	480	562

	PAR VALUE	VALUE
Financials—(continued)
Kimco Realty Corp. 3.300%, 2/1/25	$535	$531
Leucadia National Corp. 5.500%, 10/18/23	460	495
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	590	622
Lincoln National Corp. 4.200%, 3/15/22	595	627
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	490	537
Manulife Financial Corp. 4.150%, 3/4/26	490	520
Morgan Stanley
3.125%, 7/27/26	620	611
6.375%, 7/24/42	610	847
Navient Corp.
7.250%, 9/25/23	100	107
6.750%, 6/25/25	275	283
Nordea Bank AB 144A 2.125%, 5/29/20(3)	300	298
OM Asset Management plc 4.800%, 7/27/26	500	518
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(5)	375	401
Prudential Financial, Inc. 5.625%, 6/15/43(4)	585	634
S&P Global, Inc. 4.000%, 6/15/25	410	431
Santander Holdings USA, Inc.
144A, 3.700%, 3/28/22(3)	445	450
144A, 4.400%, 7/13/27(3)	175	179
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	563
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	200	198
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	510	517
Trinity Acquisition plc
3.500%, 9/15/21	40	41
4.400%, 3/15/26	195	206
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	445	443
UBS AG 7.625%, 8/17/22	500	584
VICI Properties 1 LLC , (3 month LIBOR + 3.500%) 4.847%, 10/15/22(2)	9	9
Wells Fargo & Co.
3.069%, 1/24/23	240	242
Series S, 5.900%, 8/15/27	615	658

		27,306

Health Care—1.3%
Abbott Laboratories
3.400%, 11/30/23	105	107
3.750%, 11/30/26	460	472

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
AbbVie, Inc.
2.850%, 5/14/23	$300	$299
3.600%, 5/14/25	200	206
3.200%, 5/14/26	300	299
AmerisourceBergen Corp. 3.450%, 12/15/27	340	337
Anthem, Inc. 3.650%, 12/1/27	114	116
Becton Dickinson & Co.
3.363%, 6/6/24	93	93
3.700%, 6/6/27	550	554
Cardinal Health, Inc.
3.200%, 3/15/23	300	300
3.079%, 6/15/24	25	25
3.410%, 6/15/27	195	191
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(3)	30	30
Community Health Systems, Inc. 6.250%, 3/31/23	225	203
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	85	88
Forest Laboratories LLC 144A 4.875%, 2/15/21(3)	226	239
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	100	105
HCA, Inc. 5.375%, 2/1/25	265	274
Mylan NV
3.150%, 6/15/21	135	136
3.950%, 6/15/26	340	343
Owens & Minor, Inc. 3.875%, 9/15/21	110	111
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	195	192
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	295	305
Teleflex, Inc. 4.625%, 11/15/27	150	151
Tenet Healthcare Corp.
4.500%, 4/1/21	200	201
144A, 4.625%, 7/15/24(3)	180	176
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	60	61
144A, 6.500%, 3/15/22(3)	25	26
144A, 5.500%, 3/1/23(3)	155	142
144A, 7.000%, 3/15/24(3)	45	48
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	620	619

		6,449

	PAR VALUE	VALUE
Industrials—0.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	$350	$355
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	265	260
CNH Industrial N.V.
4.500%, 8/15/23	366	381
3.850%, 11/15/27	225	225
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	219	224
Masco Corp.
5.950%, 3/15/22	251	278
4.450%, 4/1/25	190	201
Owens Corning 3.400%, 8/15/26	500	491
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(3)	225	229
Pitney Bowes, Inc. 4.125%, 5/15/22	424	389
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	200	222
TransDigm, Inc.
6.000%, 7/15/22	275	281
6.500%, 5/15/25	140	143

		3,679

Information Technology—1.1%
Apple, Inc.
2.900%, 9/12/27	730	721
3.000%, 11/13/27	290	288
Arrow Electronics, Inc. 3.875%, 1/12/28	445	444
Broadcom Corp.
144A, 3.000%, 1/15/22(3)	195	193
144A, 3.625%, 1/15/24(3)	370	368
Citrix Systems, Inc. 4.500%, 12/1/27	390	396
Dell International LLC
144A, 6.020%, 6/15/26(3)	100	110
144A, 8.100%, 7/15/36(3)	210	265
Flex Ltd. 4.750%, 6/15/25	595	636
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	335	354
Match Group, Inc. 144A 5.000%, 12/15/27(3)	200	203
Verisk Analytics, Inc. 4.000%, 6/15/25	585	605
VMware, Inc.
2.950%, 8/21/22	223	222
3.900%, 8/21/27	240	242

		5,047

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—1.5%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	$405	$428
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	540	536
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)	450	525
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	440	440
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	445	447
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	495	516
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	850	889
NewMarket Corp. 4.100%, 12/15/22	649	679
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	185	185
144A, 5.000%, 5/1/25(3)	250	249
OCP SA 144A 5.625%, 4/25/24(3)	485	520
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	455	465
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(5)	540	548
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	365	390
Vulcan Materials Co. 3.900%, 4/1/27	445	454

		7,271

Real Estate—1.9%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	295	301
American Tower Corp. 3.000%, 6/15/23	196	196
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	164
Corporate Office Properties LP 3.600%, 5/15/23	610	610
Digital Realty Trust LP 5.250%, 3/15/21	540	579
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	618
EPR Properties 4.750%, 12/15/26	615	631
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(3)	105	108
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	375	380
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	460	458
Hospitality Properties Trust 4.950%, 2/15/27	550	580
Kilroy Realty LP 4.375%, 10/1/25	550	577
LifeStorage LP
3.500%, 7/1/26	295	287

	PAR VALUE	VALUE
Real Estate—(continued)
3.875%, 12/15/27	$170	$169
MPT Operating Partnership LP
6.375%, 3/1/24	55	58
5.500%, 5/1/24	275	285
5.000%, 10/15/27	200	204
National Retail Properties, Inc. 4.000%, 11/15/25	170	174
Physicians Realty LP 3.950%, 1/15/28	455	450
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	475
Select Income REIT 4.500%, 2/1/25	590	595
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	370	337
Welltower, Inc. 4.000%, 6/1/25	625	646

		8,882

Telecommunication Services—0.9%
AT&T, Inc.
3.900%, 8/14/27	195	196
144A, 4.100%, 2/15/28(3)	1,252	1,256
Frontier Communications Corp. 10.500%, 9/15/22	370	280
Level 3 Financing, Inc. 5.375%, 1/15/24	330	330
Qwest Corp. 7.250%, 9/15/25	360	386
Telefonica Emisiones SAU 4.570%, 4/27/23	510	552
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	400	400
Verizon Communications, Inc.
2.946%, 3/15/22	525	528
4.125%, 3/16/27	450	469

		4,397

Utilities—0.9%
American Electric Power Co., Inc. 3.200%, 11/13/27	395	392
Duke Energy Corp. 2.650%, 9/1/26	515	493
Dynegy, Inc. 7.375%, 11/1/22	405	427
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	440	449
Exelon Corp. 3.497%, 6/1/22	620	632
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	630	665
Southern Power Co. 4.150%, 12/1/25	505	532
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	610	645

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	$290	$287

		4,522

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $86,665)		88,383

LOAN AGREEMENTS(2)—1.7%
Consumer Discretionary—0.3%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.570%, 9/29/24	145	146
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.620%, 4/29/24	219	220
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.569%, 7/8/24	284	286
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(8)	220	220
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.193%, 12/23/21	307	307
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.810%, 8/18/23	238	239

		1,418

Consumer Staples—0.2%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.319%, 8/25/21	323	316
Aramark Intermediate HoldCo Corp. Tranche B-1 , (1 month LIBOR + 2.000%) 3.569%, 3/11/25	170	171
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	273	268
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.673%, 2/1/23	203	205

		960

Energy—0.1%
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.413%, 4/12/24	290	289

Health Care—0.2%
CHG Healthcare Services, Inc. 2017, First Lien , (3 month LIBOR + 3.000%) 4.476%, 6/7/23	279	281
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.875%, 4/29/24	129	130

	PAR VALUE	VALUE
Health Care—(continued)
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.570%, 12/1/23	$49	$49
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.069%, 2/15/23	90	89
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	89	86
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	65	62
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 8/14/22	214	215
Parexel International Corp. Tranche B , (1 month LIBOR + 3.000%) 4.569%, 9/27/24	55	55
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.319%, 4/29/22	214	216
Wink Holdco, Inc. First Lien , (3 month LIBOR + 3.000%) 4.490%, 12/2/24	10	10

		1,193

Industrials—0.3%
Accudyne Industries LLC , (1 month LIBOR + 3.750%) 5.319%, 8/18/24	200	201
Advanced Disposal Services, Inc. , (weekly LIBOR + 2.250%) 3.739%, 11/10/23	41	41
Beacon Roofing Supply, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 1/2/25(8)	295	296
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 4.900%, 11/6/24	225	226
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 11/8/24	170	169
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.229%, 2/28/22	355	357
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month LIBOR + 4.000%) 5.693%, 12/20/23	252	253

		1,543

Information Technology—0.1%
Rackspace Hosting, Inc. 2017, Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.385%, 11/3/23	394	398

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Materials—0.1%
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	$395		$284
Tronox Ltd.
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	45		46
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	20		20

			350

Real Estate—0.1%
Capital Automotive LP Tranche B-2, First Lien , (1 month LIBOR + 2.500%) 4.070%, 3/25/24	387		388

Telecommunication Services—0.2%
CenturyLink, Inc. Tranche B , (3 month PRIME + 1.750%) 0.000%, 1/31/25(8)	265		255
Level 3 Financing, Inc. 2024, Tranche B , (3 month LIBOR + 2.250%) 3.696%, 2/22/24	350		350
UPC Financing Partnership Tranche A-R , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	150		150

			755

Utilities—0.1%
Energy Future Intermediate Holding Co., LLC , (1 month LIBOR + 3.000%) 4.546%, 6/30/18	210		210
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.943%, 6/30/23	264		264
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	29		30
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	168		169

			673

TOTAL LOAN AGREEMENTS (Identified Cost $8,032)			7,967

	SHARES
PREFERRED STOCKS—1.0%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	450	(6)	466
Citigroup, Inc.	605	(6)	667
JPMorgan Chase & Co. Series Z, 5.300%	550	(6)	570

	PAR VALUE		VALUE
Financials—(continued)
KeyCorp Series D, 5.000%	490	(6)	$505
M&T Bank Corp. Series F, 5.125%	490	(6)	522
PNC Financial Services Group, Inc. (The)	490	(6)	500
PNC Financial Services Group, Inc. (The)	490	(6)	518

			3,748

Industrials—0.2%
General Electric Co. Series D, 5.000%	1,273	(6)	1,312

TOTAL PREFERRED STOCKS (Identified Cost $4,713)			5,060

COMMON STOCKS—64.6%
Consumer Discretionary—13.0%
Amazon.com, Inc.(1)	9,780		11,437
Ctrip.com International Ltd. ADR(1)	127,237		5,611
Home Depot, Inc. (The)	28,670		5,434
IMAX Corp.(1)	76,861		1,779
Las Vegas Sands Corp.	105,180		7,309
McDonald’s Corp.	21,480		3,697
MercadoLibre, Inc.	4,290		1,350
Netflix, Inc.(1)	33,980		6,523
NIKE, Inc. Class B	73,230		4,581
Priceline Group, Inc. (The)(1)	1,880		3,267
Ross Stores, Inc.	58,380		4,685
Sony Corp. Sponsored ADR	50,476		2,269
Starbucks Corp.	82,080		4,714

			62,656

Consumer Staples—3.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	21,611		2,029
Marine Harvest ASA Sponsored ADR(1)	97,741		1,657
Monster Beverage Corp.(1)	146,860		9,295
Philip Morris International, Inc.	52,890		5,588

			18,569

Energy—3.3%
Cabot Oil & Gas Corp.	156,820		4,485
Core Laboratories N.V.	24,310		2,663
Pioneer Natural Resources Co.	21,800		3,768
Statoil ASA Sponsored ADR	115,119		2,466
TechnipFMC plc	75,521		2,365

			15,747

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—7.5%
Bank of America Corp.	285,250	$8,421
BOC Hong Kong Holdings Ltd. Sponsored ADR	20,986	2,132
CaixaBank S.A. ADR	1,364,065	2,114
Charles Schwab Corp. (The)	72,530	3,726
China Construction Bank Corp. ADR	121,253	2,237
Credit Agricole S.A. ADR	262,734	2,158
DBS Group Holdings Ltd. Sponsored ADR	37,286	2,784
ING Groep N.V. Sponsored ADR	128,880	2,379
MarketAxess Holdings, Inc.	16,210	3,270
Nomura Holdings, Inc. Sponsored ADR	375,620	2,186
ORIX Corp. Sponsored ADR	28,132	2,385
UBS Group AG Registered Shares	129,286	2,378

		36,170

Health Care—4.6%
Allergan plc	12,772	2,089
BioMarin Pharmaceutical, Inc.(1)	38,320	3,417
Danaher Corp.	39,300	3,648
HealthEquity, Inc.(1)	49,010	2,287
ICON plc(1)	12,789	1,434
Illumina, Inc.(1)	18,140	3,963
Zoetis, Inc.	70,400	5,072

		21,910

Industrials—5.1%
Airbus SE ADR	96,263	2,385
Ashtead Group plc ADR	23,783	2,588
Caterpillar, Inc.	32,350	5,098
Kansas City Southern	33,280	3,502
Nidec Corp. Sponsored ADR	68,809	2,418
RELX plc Sponsored ADR	61,134	1,449
Rockwell Automation, Inc.	12,530	2,460
Roper Technologies, Inc.	18,360	4,755

		24,655

Information Technology—23.1%
Accenture plc Class A	26,550	4,064
Activision Blizzard, Inc.	65,260	4,132
Alibaba Group Holding Ltd. Sponsored ADR(1)	85,190	14,689
Alphabet, Inc. Class A(1)	3,850	4,056
Amphenol Corp. Class A	82,250	7,222
Broadcom Ltd.	8,481	2,179
Check Point Software Technologies Ltd.(1)	18,245	1,891
CoStar Group, Inc.(1)	11,440	3,397

	SHARES	VALUE
Information Technology—(continued)
Facebook, Inc. Class A(1)	129,800	$22,904
Gartner, Inc.(1)	21,040	2,591
Hitachi Ltd. ADR	34,969	2,729
NVIDIA Corp.	42,420	8,208
Paycom Software, Inc.(1)	52,150	4,189
SAP SE Sponsored ADR	19,106	2,147
Tencent Holdings Ltd. ADR	127,580	6,624
Visa, Inc. Class A	82,740	9,434
Workday, Inc. Class A(1)	47,720	4,855
Yandex N.V. Class A(1)	175,810	5,758

		111,069

Materials—3.0%
Anhui Conch Cement Co., Ltd. ADR	110,377	2,594
Ecolab, Inc.	37,130	4,982
Glencore plc ADR(1)	238,604	2,484
HeidelbergCement AG ADR	102,382	2,209
Toray Industries, Inc. ADR	110,244	2,078

		14,347

Real Estate—0.3%
LendLease Group Sponsored ADR	120,005	1,535

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	77,248	1,407
Utilities—0.5%
Veolia Environnement S.A. ADR	85,492	2,180

TOTAL COMMON STOCKS (Identified Cost $239,995)		310,245

AFFILIATED MUTUAL FUND(7)—0.6%
Virtus Newfleet Credit Opportunities Fund Class R6	287,054	2,779

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $2,869)		2,779

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $401,475)		474,706	(9)

SHORT-TERM INVESTMENT—1.2%
Money Market Mutual Fund(7)—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	5,649,603	5,650

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,650)		5,650

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—100.0% (Identified Cost $407,125)	$480,356
Other assets and liabilities, net—0.0%	85

NET ASSETS—100.0%	$480,441

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $55,574 or 11.6% of net assets.

(4)	Interest payments may be deferred.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	Value shown as par value.
(7)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(8)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

See Notes to Schedules of Investments

11

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	73%
China	7
Japan	3
France	2
United Kingdom	1
Russia	1
Singapore	1
Other	12

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	13,727	—	13,727
Corporate Bonds And Notes	88,383	—	88,383
Foreign Government Securities	5,004	—	5,004
Loan Agreements	7,967	—	7,967
Mortgage-Backed Securities	30,951	—	30,951
Municipal Bonds	4,465	—	4,465
U.S. Government Securities	6,125	—	6,125
Equity Securities:
Affiliated Mutual Fund	2,779	2,779	—
Common Stocks	310,245	310,245	—
Preferred Stocks	5,060	—	5,060
Short-Term Investment	5,650	5,650	—

Total Investments	$480,356	$318,674	$161,682

There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.4%
U.S. Treasury Note
1.875%, 2/28/22	$215		$213
1.625%, 2/15/26	285		269
2.250%, 8/15/27	75		74

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $560)			556

FOREIGN GOVERNMENT SECURITIES—3.9%
Argentine Republic
7.500%, 4/22/26	305		345
Series NY, 8.280%, 12/31/33	294		347
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(13)	40		8
RegS 7.650%, 4/21/25(13)	320		66
9.375%, 1/13/34(13)	130		26
Dominican Republic 144A 6.875%, 1/29/26(3)	100		114
Federative Republic of Brazil
12.500%, 1/5/22	475	BRL	161
Treasury Note Series F, 10.000%, 1/1/23	570	BRL	174
Treasury Note Series F, 10.000%, 1/1/25	405	BRL	122
5.625%, 1/7/41	140		143
Islamic Repblic of Pakistan 144A 6.875%, 12/5/27(3)	200		200
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	200		203
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200		227
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	150		176
144A, 7.875%, 6/15/27(3)	235		261
Republic of Chile 5.500%, 8/5/20	95,000	CLP	162
Republic of Colombia
4.375%, 3/21/23	527,000	COP	167
9.850%, 6/28/27	157,000	COP	66
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		206
Republic of Ecuador 144A 8.875%, 10/23/27(3)	200		220
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	1,670,000	IDR	137
Series FR56, 8.375%, 9/15/26	1,813,000	IDR	151
144A, 4.350%, 1/8/27(3)	200		212
Republic of South Africa
Series R208, 6.750%, 3/31/21	1,460	ZAR	115
4.300%, 10/12/28	200		193

	PAR VALUE		VALUE
Republic of Turkey
4.875%, 10/9/26	$270		$266
4.875%, 4/16/43	200		175
Russian Federation
144A, 7.850%, 3/10/18(3)	10,000	RUB	173
Series 6216, 6.700%, 5/15/19	6,775	RUB	118
Series 6215, 7.000%, 8/16/23	7,815	RUB	136
Sultanate of Oman 144A 4.750%, 6/15/26(3)	235		228
Ukraine
144A, 7.750%, 9/1/22(3)	120		128
144A, 7.750%, 9/1/26(3)	160		165
United Mexican States
Series M, 6.500%, 6/9/22	1,091	MXN	53
4.750%, 3/8/44	70		71

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $5,828)			5,715

MORTGAGE-BACKED SECURITIES—4.5%
Agency—1.1%
FHLMC 3.500%, 4/1/46	207		213
FNMA 3.500%, 12/1/42	199		205
4.000%, 10/1/44	188		197
3.500%, 12/1/45	137		140
3.500%, 1/1/46	80		83
3.000%, 2/1/46	62		62
3.500%, 7/1/47	195		201
4.000%, 7/1/47	247		259
4.000%, 8/1/47	189		197

			1,557

Non-Agency—3.4%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	180		191
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	205		219
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	138		141
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.593%, 6/25/33(2)	110		109
AMSR Trust 2016-SFR1, D 144A , (1 month LIBOR + 2.400%) 3.891%, 11/17/33(2)(3)	145		146
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	25		26

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 5.042%, 7/25/35(2)	$135	$139
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	122	125
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	120	121
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(2)(3)	41	41
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	120	124
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	100	102
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	100	103
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	110	115
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	92	93
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(3)	95	96
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.627%, 12/17/33(2)(3)	145	145
Credit Suisse Commercial Mortgage Trust 2014-IVR2, A2 144A 3.807%, 4/25/44(2)(3)	50	51
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	43	41
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	65	64
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	130	131
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	44	45
Home Equity Loan Trust
2003-HS3, AI4, 5.550%, 9/25/33(2)	15	16
2006-HI1, M1, 6.510%, 2/25/36(2)	26	26
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, AM 5.464%, 1/15/49(2)	36	37
JPMorgan Chase Mortgage Trust
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	99	100
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	192	195

	PAR VALUE	VALUE
Non-Agency—(continued)
2011-C4, A4 144A, 4.388%, 7/15/46(3)	$120	$126
2017-5, A1 144A, 3.188%, 10/25/48(2)(3)	219	221
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	97	98
MASTR Alternative Loan Trust
2005-5, 2A3, 5.500%, 7/25/25	91	86
2005-2, 2A1, 6.000%, 1/25/35	83	85
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	42	43
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	48	49
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	82	84
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	110	113
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	53	53
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	63	59
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	106	108
Sequoia Mortgage Trust 2013-8, B1 3.534%, 6/25/43(2)	98	98
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	115	116
2015-3, A1B 144A, 3.000%, 3/25/54(2)(3)	107	107
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	100	104
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	103
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	345	351
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	86	86
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	165	165

		4,997

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,502)		6,554

ASSET-BACKED SECURITIES—2.1%
Automobiles—1.4%
AmeriCredit Automobile Receivables Trust 2017-3, D 3.180%, 7/18/23	160	160
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	135	134

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	$140	$141
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A 3.510%, 9/15/23(3)	135	134
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	165	165
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	175	177
2014-3A, D 144A, 5.690%, 4/15/21(3)	165	169
First Investors Auto Owner Trust 2015-2A, E 144A 5.590%, 11/15/22(3)	170	170
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(3)	200	206
2014-1, E 144A, 5.710%, 8/16/21(3)	130	133
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	105	105
2017-1A, C 144A, 3.500%, 7/15/22(3)	155	155
Santander Drive Auto Receivables Trust 2017-2, D 3.490%, 7/17/23	165	167

		2,016

Other—0.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	154	154
CLUB Credit Trust 2017-P1, B 144A 3.560%, 9/15/23(3)	110	110
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	135	136
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	170	170
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	154	150
Prosper Marketplace Issuance Trust
2017-1A, B 144A, 3.650%, 6/15/23(3)	137	138
2017-2A, B 144A, 3.480%, 9/15/23(3)	110	110
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	139	141

		1,109

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,110)		3,125

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—19.4%
Consumer Discretionary—2.3%
Beacon Escrow Corp. 144A 4.875%, 11/1/25(3)	$85	$85
Beazer Homes USA, Inc. 144A 5.875%, 10/15/27(3)	135	136
Cablevision Systems Corp. 5.875%, 9/15/22	160	158
CalAtlantic Group, Inc.
5.250%, 6/1/26	80	85
5.000%, 6/15/27	85	88
Charter Communications Operating LLC 4.908%, 7/23/25	135	143
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	90	88
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(3)	135	136
Discovery Communications LLC 3.950%, 3/20/28	130	129
DISH DBS Corp. 7.750%, 7/1/26	75	79
Eldorado Resorts, Inc. 6.000%, 4/1/25	65	68
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	115	123
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	80	82
Horton (D.R.), Inc. 4.750%, 2/15/23	85	91
iHeartCommunications, Inc. 9.000%, 12/15/19	70	52
L Brands, Inc. 6.875%, 11/1/35	91	92
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	30	32
Lear Corp. 3.800%, 9/15/27	160	160
Lennar Corp. 144A 4.750%, 11/29/27(3)	130	134
M/I Homes, Inc. 5.625%, 8/1/25	110	112
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	115	114
MDC Holdings, Inc. 5.500%, 1/15/24	100	106
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	75	45
QVC, Inc. 5.125%, 7/2/22	135	143
Scientific Games International, Inc. 6.625%, 5/15/21	110	114
Station Casinos LLC 144A 5.000%, 10/1/25(3)	35	35
TRI Pointe Group, Inc. 5.875%, 6/15/24	140	149
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	135	137
Vista Outdoor, Inc. 5.875%, 10/1/23	140	134
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	135	134
Wyndham Worldwide Corp. 4.500%, 4/1/27	135	137

		3,321

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.6%
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	$110	$110
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	70	74
ESAL GmbH 144A 6.250%, 2/5/23(3)	200	190
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	85	80
MARB BondCo plc 144A 7.000%, 3/15/24(3)	200	201
Post Holdings, Inc. 144A 5.625%, 1/15/28(3)	20	20
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	120	108
Safeway, Inc. 7.250%, 2/1/31	95	79
Tops Holding LLC 144A 8.000%, 6/15/22(3)	120	65

		927

Energy—4.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	110	117
Alta Mesa Holdings LP 7.875%, 12/15/24	85	93
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	70	72
Anadarko Finance Co. Series B 7.500%, 5/1/31	45	58
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	109
Antero Resources Corp. 5.625%, 6/1/23	70	73
Archrock Partners LP 6.000%, 10/1/22	120	120
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	70	73
Callon Petroleum Co. 6.125%, 10/1/24	125	129
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	124
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	145	165
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	135	130
Compagnie Generale de Geophysique-Veritas SA 6.500%, 6/1/21(12)	190	87
Continental Resources, Inc. 4.500%, 4/15/23	60	61
Crestwood Midstream Partners LP 5.750%, 4/1/25	70	72
CrownRock LP 144A 5.625%, 10/15/25(3)	135	136
Denbury Resources, Inc. 5.500%, 5/1/22	65	44
Ecopetrol S.A. 5.375%, 6/26/26	300	324
Encana Corp. 8.125%, 9/15/30	65	87
Energy Transfer Equity LP
5.000%, 10/1/22	45	48
4.250%, 3/15/23	35	35
5.875%, 1/15/24	75	79

	PAR VALUE	VALUE
Energy—(continued)
Energy Transfer LP 5.875%, 3/1/22	$75	$82
EP Energy LLC
6.375%, 6/15/23	90	49
144A, 8.000%, 11/29/24(3)	95	98
FTS International, Inc. 6.250%, 5/1/22	90	87
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	100
HollyFrontier Corp. 5.875%, 4/1/26	155	172
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	200	211
Kinder Morgan, Inc. 7.750%, 1/15/32	205	265
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	80	79
Nabors Industries, Inc. 5.500%, 1/15/23	110	106
NuStar Logistics LP 5.625%, 4/28/27	85	86
Oasis Petroleum, Inc. 6.875%, 1/15/23	160	164
Odebrecht Offshore Drilling Finance Ltd.
144A, 6.720%, 12/1/22(3)	56	53
144A, 7.720%, 12/1/26(3)	153	31
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(8)	25	1
Parker Drilling Co. 7.500%, 8/1/20	190	173
Peabody Energy Corp. 144A 6.375%, 3/31/25(3)	105	109
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	127	127
7.375%, 1/17/27	325	358
144A, 5.999%, 1/27/28(3)	70	70
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(13)	255	57
Petroleos Mexicanos
6.875%, 8/4/26	290	329
6.500%, 6/2/41	195	201
QEP Resources, Inc. 5.625%, 3/1/26	15	15
Range Resources Corp. 4.875%, 5/15/25	135	130
RSP Permian, Inc. 5.250%, 1/15/25	130	133
SESI LLC 144A 7.750%, 9/15/24(3)	100	106
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	135	136
SRC Energy, Inc. 144A 6.250%, 12/1/25(3)	75	77
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	200	222
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	75	81

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
6.800%, 3/15/38	$45		$36
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	6		6
144A, 7.125%, 4/15/25(3)	30		30
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	105		102
Weatherford International Ltd. 9.875%, 2/15/24	45		48
Whiting Petroleum Corp. 144A 6.625%, 1/15/26(3)	50		51
YPF S.A.
144A, 8.500%, 3/23/21(3)	73		83
144A, 8.750%, 4/4/24(3)	10		11
144A, 6.950%, 7/21/27(3)	145		154

			6,665

Financials—4.3%
Acrisure LLC 144A 7.000%, 11/15/25(3)	135		130
Akbank TAS 144A 7.500%, 2/5/18(3)	600	TRY	157
Allstate Corp. (The) 5.750%, 8/15/53(4)	125		136
Ares Capital Corp.
3.625%, 1/19/22	90		90
3.500%, 2/10/23	55		54
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200		208
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	60		59
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	200		218
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200		216
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	190		209
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	65		73
Bank of America Corp. 4.200%, 8/26/24	167		176
Bank of Montreal 3.803%, 12/15/32	28		28
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	170		167
Capital One Financial Corp. 3.750%, 7/28/26	135		134
Compass Bank 3.875%, 4/10/25	250		251
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250		258
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200		212
FS Investment Corp. 4.750%, 5/15/22	130		134

	PAR VALUE	VALUE
Financials—(continued)
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	$200	$217
ICAHN Enterprises LP 144A 6.375%, 12/15/25(3)	160	160
ING Groep N.V. 6.000%, 12/29/49(4)(8)	200	207
iStar, Inc.
6.000%, 4/1/22	50	52
5.250%, 9/15/22	60	60
Jefferies Group LLC 4.850%, 1/15/27	40	43
JPMorgan Chase & Co.
3.300%, 4/1/26	135	136
2.950%, 10/1/26	80	79
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	200	234
Leucadia National Corp. 5.500%, 10/18/23	70	75
Navient Corp.
7.250%, 9/25/23	35	37
6.750%, 6/25/25	90	93
OM Asset Management plc 4.800%, 7/27/26	150	155
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(5)	240	256
Prudential Financial, Inc.
5.875%, 9/15/42	100	109
5.625%, 6/15/43(4)	75	81
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(3)	135	138
Sberbank of Russia 144A 5.500%, 2/26/24(3)(5)	200	203
Springleaf Finance Corp. 6.125%, 5/15/22	90	93
Synchrony Financial 3.950%, 12/1/27	115	115
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	150	152
Toronto-Dominion Bank (The) 3.625%, 9/15/31	60	60
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	200	199
VICI Properties 1 LLC , (3 month LIBOR + 3.500%) 4.847%, 10/15/22(2)	2	2
Voya Financial, Inc. 5.650%, 5/15/53	155	165
Wells Fargo & Co.
3.550%, 9/29/25	135	139
Series S, 5.900%, 8/15/27	190	203

		6,373

Health Care—1.2%
Abbott Laboratories 3.750%, 11/30/26	135	139

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Anthem, Inc. 3.650%, 12/1/27	$35	$36
Avantor, Inc. 144A 6.000%, 10/1/24(3)	60	60
Becton Dickinson & Co. 3.700%, 6/6/27	170	171
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(3)	10	10
Community Health Systems, Inc. 6.250%, 3/31/23	20	18
Concordia International Corp. 144A 9.000%, 4/1/22(3)	35	30
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	55	51
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(11)	80	81
Endo Dac 144A 6.000%, 7/15/23(3)	140	110
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	30	31
HCA, Inc. 5.250%, 6/15/26	55	58
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	120	128
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(11)	10	10
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	115	119
144A, 6.750%, 7/1/25(3)	20	19
Teleflex, Inc. 4.625%, 11/15/27	60	61
Tenet Healthcare Corp.
4.500%, 4/1/21	60	60
144A, 5.125%, 5/1/25(3)	35	34
144A, 7.000%, 8/1/25(3)	115	108
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	5	5
144A, 5.625%, 12/1/21(3)	5	5
144A, 6.500%, 3/15/22(3)	10	11
144A, 7.250%, 7/15/22(3)	105	106
144A, 5.875%, 5/15/23(3)	30	28
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	80	81
144A, 9.000%, 12/15/25(3)	20	21
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	80	80

		1,687

Industrials—1.2%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	200	203

	PAR VALUE	VALUE
Industrials—(continued)
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	$135	$132
CNH Industrial N.V.
4.500%, 8/15/23	112	116
3.850%, 11/15/27	58	58
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	63	64
DP World Ltd. 144A 6.850%, 7/2/37(3)	100	123
Embraer Netherlands Finance BV 5.400%, 2/1/27	65	70
GrafTech International Ltd. 6.375%, 11/15/20	130	130
Masco Corp. 5.950%, 3/15/22	99	110
Navistar International Corp. 144A 6.625%, 11/1/25(3)	135	141
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	10	11
Owens Corning 3.400%, 8/15/26	150	147
Pitney Bowes, Inc. 4.125%, 5/15/22	157	144
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	60	67
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	40	42
TransDigm, Inc.
6.500%, 7/15/24	70	72
6.500%, 5/15/25	50	51
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(3)	89	92

		1,773

Information Technology—1.0%
Arrow Electronics, Inc. 3.875%, 1/12/28	135	134
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	53	48
Broadcom Corp.
144A, 3.000%, 1/15/22(3)	45	45
144A, 3.625%, 1/15/24(3)	165	164
144A, 3.125%, 1/15/25(3)	90	86
Citrix Systems, Inc. 4.500%, 12/1/27	125	127
Dell International LLC
144A, 5.450%, 6/15/23(3)	30	32
144A, 8.100%, 7/15/36(3)	60	76
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	35	35
Match Group, Inc. 144A 5.000%, 12/15/27(3)	75	76
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	160	171
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	165	156
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	140	141
VMware, Inc.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
2.950%, 8/21/22	$87	$87
3.900%, 8/21/27	93	94

		1,472

Materials—2.0%
AK Steel Corp.
7.500%, 7/15/23	80	87
7.000%, 3/15/27	110	112
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	260	275
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	200	199
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)	205	239
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	85	89
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	135	134
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	60	66
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	165	166
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	200	201
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	155	166
Mercer International, Inc. 144A 5.500%, 1/15/26(3)	30	30
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	60	60
144A, 5.000%, 5/1/25(3)	130	130
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(3)	105	104
PQ Corp. 144A 5.750%, 12/15/25(3)	45	46
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	200	204
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(5)	200	203
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	95	101
Vale Overseas Ltd.
5.875%, 6/10/21	105	114
6.250%, 8/10/26	85	98
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)	135	136

		2,960

Real Estate—0.7%
EPR Properties
4.750%, 12/15/26	60	62
4.500%, 6/1/27	75	75

	PAR VALUE		VALUE
Real Estate—(continued)
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(3)	$70		$72
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	70		70
Hospitality Properties Trust 4.950%, 2/15/27	85		90
LifeStorage LP 3.875%, 12/15/27	50		50
MPT Operating Partnership LP
5.500%, 5/1/24	90		93
5.000%, 10/15/27	65		66
Physicians Realty LP 4.300%, 3/15/27	140		142
Select Income REIT 4.500%, 2/1/25	165		166
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	170		155

			1,041

Telecommunication Services—1.0%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	94
AT&T, Inc.
3.400%, 8/14/24	109		109
4.250%, 3/1/27	85		87
3.900%, 8/14/27	120		121
5.250%, 3/1/37	30		32
4.800%, 6/15/44	110		109
5.650%, 2/15/47	55		60
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		197
Frontier Communications Corp.
6.250%, 9/15/21	75		53
10.500%, 9/15/22	130		98
GTH Finance BV 144A 7.250%, 4/26/23(3)	200		225
Level 3 Financing, Inc. 5.375%, 1/15/24	130		130
Qwest Corp. 7.250%, 9/15/25	80		86
West Corp. 144A 8.500%, 10/15/25(3)	45		44
Windstream Services LLC 144A 8.625%, 10/31/25(3)	70		67

			1,512

Utilities—0.6%
AmeriGas Partners LP 5.500%, 5/20/25	65		66
Dynegy, Inc. 7.375%, 11/1/22	130		137
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200		204
Ferrellgas Partners LP 8.625%, 6/15/20	25		21

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
6.750%, 6/15/23	$135	$124
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	185
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	110	109

		846

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $28,580)		28,577

LOAN AGREEMENTS(2)—3.0%
Consumer Discretionary—0.6%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.630%, 7/23/21	60	58
Second Lien, (3 month LIBOR + 6.500%) 7.878%, 7/25/22	113	105
Gateway Casinos & Entertainment Ltd. Tranche B-1 , (3 month LIBOR + 3.750%) 5.443%, 2/22/23	25	25
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.570%, 9/29/24	90	91
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 6/30/24	40	40
Laureate Education, Inc. 2024 , (1 month LIBOR + 4.500%) 6.069%, 4/26/24	96	97
Neiman Marcus Group, Inc. (The) , (1 month LIBOR + 3.250%) 0.000%, 10/25/20(7)	95	77
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.620%, 4/29/24	90	90
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.569%, 7/8/24	85	85
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.193%, 12/23/21	89	89
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.810%, 8/18/23	77	77

		834

Consumer Staples—0.3%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.319%, 8/25/21	118	115
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.069%, 10/10/23	53	53
Galleria Co. Tranche B , (1 month LIBOR + 3.000%) 4.375%, 9/29/23	44	44

	PAR VALUE	VALUE
Consumer Staples—(continued)
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	$40	$39
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 6.443%, 6/30/24	60	60
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.673%, 2/1/23	89	90

		401

Energy—0.4%
California Resources Corp. , (1 month LIBOR + 10.375%) 11.876%, 12/31/21	80	88
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 8.954%, 8/23/21	24	25
Contura Energy, Inc. , (2 month LIBOR + 5.000%) 6.630%, 3/18/24	82	81
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 4.819%, 10/30/24	80	80
Seadrill Operating LP , (3 month LIBOR + 3.000%) 4.693%, 2/21/21	100	81
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	80	81
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.413%, 4/12/24	75	75

		511

Financials—0.2%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.569%, 8/4/25	127	131
Walter Investment Management Corp. Tranche B, (1 month LIBOR + 3.750%) 5.319%, 12/18/20(13)	113	107

		238

Health Care—0.2%
21st Century Oncology Holdings, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.825%, 4/30/22(13)	31	29
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.570%, 12/1/23	15	15
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.069%, 2/15/23	38	38
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	39	37
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	28	27

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 8/14/22	$110	$110
PharMerica Corp. Second Lien , (3 month LIBOR + 7.750%) 9.153%, 9/26/25	10	10
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.943%, 12/30/22	54	53
Wink Holdco, Inc. First Lien , (3 month LIBOR + 3.000%) 4.490%, 12/2/24	5	5

		324

Industrials—0.4%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 6.802%, 10/25/23	78	79
Accudyne Industries LLC , (1 month LIBOR + 3.750%) 5.319%, 8/18/24	15	15
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 4.900%, 11/6/24	110	110
PAE Holding Corp. First Lien , (2 month LIBOR + 5.500%) 7.124%, 10/20/22	49	49
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 11/8/24	80	80
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.229%, 2/28/22	210	211
TransDigm, Inc. Tranche F , (3 month LIBOR + 2.750%) 4.381%, 6/9/23	109	109

		653

Information Technology—0.2%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 9/19/25	15	16
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.354%, 6/30/21	30	30
Everi Payments, Inc. Tranche B , (3 month LIBOR + 3.500%) 4.979%, 5/9/24	35	35
Intralinks, Inc. First Lien , (3 month LIBOR + 4.000%) 5.700%, 11/14/24	40	40
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 9.627%, 11/1/24	38	39
NAB Holdings LLC , (1 month LIBOR + 3.250%) 4.819%, 7/1/24	50	50
Presidio LLC Tranche B , (3 month PRIME + 2.250%) 5.668%, 2/2/22	87	88

	PAR VALUE	VALUE
Information Technology—(continued)
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.193%, 1/27/23	$52	$52

		350

Materials—0.3%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.182%, 12/7/24	38	38
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24	89	90
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	152	109
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 4.819%, 11/7/24	15	15
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.319%, 6/15/24	16	16
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 4.250%) 5.943%, 2/14/24	55	55
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 4.250%) 5.819%, 8/25/23	104	105

		428

Real Estate—0.0%
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.570%, 3/24/25	39	40

Telecommunication Services—0.2%
CenturyLink, Inc. Tranche B , (3 month PRIME + 1.750%) 0.000%, 1/31/25(7)	55	53
Securus Technologies Holdings, Inc.
First Lien, (2 month LIBOR + 4.500%) 6.124%, 11/1/24	110	111
Second Lien, (2 month LIBOR + 8.250%) 9.874%, 11/1/25	60	61
West Corp. Tranche B , (1 month LIBOR + 4.000%) 5.350%, 10/10/24	34	34

		259

Utilities—0.2%
APLP Holdings LP , (1 month LIBOR + 3.500%) 5.069%, 4/13/23	116	117
Energy Future Intermediate Holding Co., LLC , (1 month LIBOR + 3.000%) 4.546%, 6/30/18	100	100
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.569%, 4/15/24	69	70

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	$12		$12
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	64		64

			363

TOTAL LOAN AGREEMENTS (Identified Cost $4,427)			4,401

	SHARES
PREFERRED STOCKS—0.7%
Financials—0.6%
JPMorgan Chase & Co. Series V, 5.000%	80	(6)	82
JPMorgan Chase & Co. Series Z, 5.300%	35	(6)	36
KeyCorp Series D, 5.000%	145	(6)	149
M&T Bank Corp. Series F, 5.125%	70	(6)	75
PNC Financial Services Group, Inc. (The)	155	(6)	158
PNC Financial Services Group, Inc. (The)	145	(6)	153
Zions Bancorp 6.950%	6,400		193

			846

Industrials—0.1%
General Electric Co. Series D, 5.000%	227	(6)	234

TOTAL PREFERRED STOCKS (Identified Cost $1,005)			1,080

COMMON STOCKS—63.8%
Consumer Discretionary—12.7%
Amazon.com, Inc.(1)	2,880		3,368
Ctrip.com International Ltd. ADR(1)	38,837		1,713
Home Depot, Inc. (The)	8,440		1,600
IMAX Corp.(1)	25,178		583
Las Vegas Sands Corp.	30,960		2,151
McDonald’s Corp.	6,320		1,088
MercadoLibre, Inc.	1,270		399
Netflix, Inc.(1)	10,000		1,919
NIKE, Inc. Class B	21,560		1,348
Priceline Group, Inc. (The)(1)	550		956
Ross Stores, Inc.	17,180		1,379
Sony Corp. Sponsored ADR	16,588		746
Starbucks Corp.	24,250		1,393

			18,643

	PAR VALUE	VALUE
Consumer Staples—3.8%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	7,093	$666
Marine Harvest ASA Sponsored ADR(1)	32,045	543
Monster Beverage Corp.(1)	43,230	2,736
Philip Morris International, Inc.	15,570	1,645

		5,590

Energy—3.3%
Cabot Oil & Gas Corp.	46,160	1,320
Core Laboratories N.V.	7,230	792
Frontera Energy Corp.(1)	920	29
Pioneer Natural Resources Co.	6,420	1,110
Statoil ASA Sponsored ADR	37,833	810
TechnipFMC plc	24,821	777

		4,838

Financials—7.8%
Bank of America Corp.	83,960	2,479
BOC Hong Kong Holdings Ltd. Sponsored ADR	6,861	697
CaixaBank S.A. ADR	447,943	694
Charles Schwab Corp. (The)	21,350	1,097
China Construction Bank Corp. ADR	39,645	731
Credit Agricole S.A. ADR	85,640	704
DBS Group Holdings Ltd. Sponsored ADR	12,253	915
ING Groep N.V. Sponsored ADR	42,604	786
MarketAxess Holdings, Inc.	4,770	962
Nomura Holdings, Inc. Sponsored ADR	125,507	730
ORIX Corp. Sponsored ADR	9,250	784
UBS Group AG Registered Shares	42,468	781
VICI Properties, Inc.(1)	2,324	48

		11,408

Health Care—4.5%
Allergan plc	4,169	682
BioMarin Pharmaceutical, Inc.(1)	11,280	1,006
Danaher Corp.	11,570	1,074
HealthEquity, Inc.(1)	14,520	677
ICON plc(1)	4,175	468
Illumina, Inc.(1)	5,330	1,165
Zoetis, Inc.	20,720	1,493

		6,565

Industrials—5.1%
Airbus SE ADR	31,613	783
Ashtead Group plc ADR	7,821	851

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Caterpillar, Inc.	9,520	$1,500
Kansas City Southern	9,790	1,030
Nidec Corp. Sponsored ADR	22,542	792
RELX plc Sponsored ADR	19,989	474
Rockwell Automation, Inc.	3,690	725
Roper Technologies, Inc.	5,400	1,399

		7,554

Information Technology—22.4%
Accenture plc Class A	7,810	1,196
Activision Blizzard, Inc.	19,210	1,216
Alibaba Group Holding Ltd. Sponsored ADR(1)	25,080	4,325
Alphabet, Inc. Class A(1)	1,130	1,190
Amphenol Corp. Class A	24,210	2,126
Broadcom Ltd.	2,782	715
Check Point Software Technologies Ltd.(1)	6,045	626
CoStar Group, Inc.(1)	3,370	1,001
Facebook, Inc. Class A(1)	38,210	6,742
Gartner, Inc.(1)	6,250	770
Hitachi Ltd. ADR	11,490	897
NVIDIA Corp.	12,420	2,403
Paycom Software, Inc.(1)	15,350	1,233
SAP SE Sponsored ADR	6,267	704
Tencent Holdings Ltd. ADR	37,550	1,950
Visa, Inc. Class A	24,350	2,776
Workday, Inc. Class A(1)	14,050	1,429
Yandex N.V. Class A(1)	51,750	1,695

		32,994

Materials—3.1%
Anhui Conch Cement Co., Ltd. ADR	36,247	852
Ecolab, Inc.	10,930	1,466
Glencore plc ADR(1)	77,880	811
HeidelbergCement AG ADR	33,585	725
Toray Industries, Inc. ADR	36,153	681

		4,535

Real Estate—0.3%
LendLease Group Sponsored ADR	39,170	501

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	25,256	460

Utilities—0.5%
Veolia Environnement S.A. ADR	28,019	715

TOTAL COMMON STOCKS (Identified Cost $72,698)		93,803

	SHARES	VALUE
AFFILIATED MUTUAL FUND(9)—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6	132,261	$1,280

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,322)		1,280

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $124,032)		145,091	(10)

SHORT-TERM INVESTMENT—1.1%
Money Market Mutual Fund(9)—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	1,583,701	1,584

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,584)		1,584

TOTAL INVESTMENTS—99.8% (Identified Cost $125,616)		146,675

Other assets and liabilities, net—0.2%		289

NET ASSETS—100.0%		$146,964

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $23,209 or 15.8% of net assets.

(4)	Interest payments may be deferred.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	Value shown as par value.
(7)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	No contractual maturity date.
(9)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(11)	100% of the income received was in cash.
(12)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(13)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	67%
China	7
Japan	3
France	2
Russia	2
Netherlands	2
United Kingdom	1
Other	16

Total	100%

† % of total investments as of December 31, 2017.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$3,125	$—	$3,125
Corporate Bonds And Notes	28,577	—	28,577
Foreign Government Securities	5,715	—	5,715
Loan Agreements	4,401	—	4,401
Mortgage-Backed Securities	6,554	—	6,554
U.S. Government Securities	556	—	556
Equity Securities:
Affiliated Mutual Fund	1,280	1,280	—
Common Stocks	93,803	93,803	—
Preferred Stocks	1,080	193	887
Short-Term Investment	1,584	1,584	—

Total Investments	$146,675	$96,860	$49,815

There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2017

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Equity Trust (the “Trust”), a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American depositary receipts (“ADRs”), financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2017

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2017

options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Fund(s) held securities considered to be illiquid at December 31, 2017:

	Aggregate Value	% of Fund’s net assets
Strategic Allocation Fund	$148	0.03%
Tactical Allocation Fund	64	0.05

At December 31, 2017, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2017

NOTE 4 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that the following subsequent event requires recognition or disclosure in these Notes to Schedules of Investments.

Effective January 19, 2018, Virtus Contrarian Value Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus Ceredex Mid-Cap Value Equity Fund, a series of Virtus Asset Trust. Virtus Contrarian Value Fund has ceased to exist and is no longer available for sale.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Virtus Equity Trust

By (Signature and Title)*	/s/ George R, Aylward
George R. Aylward, President
(principal executive officer)

Date    2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R, Aylward
George R. Aylward, President
(principal executive officer)

Date    2/28/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial
Officer, and Treasurer
(principal financial officer)

Date    2/28/2018

* Print the name and title of each signing officer under his or her signature.